UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2013

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Fund

Waddell & Reed Advisors Cash Management

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2013

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	MARCH 31, 2013 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

The connections among politics, economic growth and financial markets have continued to make themselves evident over the past six months. Bond yields rose during the period. There were clear political headwinds and the recovery has progressed more slowly than any of us would like.

Markets remained volatile during the period as they encountered political uncertainty related to the U.S. election and federal budget deficits. While a compromise on income taxes helped the U.S. avoid the worst of the fiscal cliff of spending cuts and tax increases, the long-term impact of budget cuts and debt ceiling restraints remain unclear.

Europe entered a recession with the southern periphery especially challenged. Cyprus became the latest example of Europe’s banking crisis late in the period and Italy added to concerns as it struggled to form a government.

Bond trading was volatile, with yields rising over the period. The benchmark 10-year Treasury was at 1.87% at the end of the six-month period, compared with 1.65% six months earlier. In stocks, the uncertainty led to periodic pullbacks but the S&P 500 Index still gained nearly 9% (including reinvested dividends) during the six-month period.

The past six months have validated one of the messages that we often stress: it is important to take a long view of the markets. We still believe good reasons remain for optimism on the economy and equity markets over the course of the coming year, but it may take some time until the data become convincing enough to allow for meaningful upside. We think U.S. economic growth will show further improvement in the second half of 2013 and will be slightly better than the first half, leading to growth of about 2.5% for the year.

We will continue monitoring these and other economic developments in the months ahead.

Economic Snapshot

	3/31/13	9/30/12
S&P 500 Index	1,569.19	1,440.67
MSCI EAFE Index	1,674.30	1,510.76
10-Year Treasury Yield	1.87%	1.65%
U.S. unemployment rate	7.6%	7.8%
30-year fixed mortgage rate	3.68%	3.43%
Oil price per barrel	$97.23	$92.19

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2013	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2013.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-12	Ending Account Value 3-31-13	Expenses Paid During Period*	Beginning Account Value 9-30-12	Ending Account Value 3-31-13	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Bond Fund
Class A	$1,000	$1,005.20	$4.71	$1,000	$1,020.25	$4.75	0.94%
Class B	$1,000	$998.90	$10.99	$1,000	$1,013.93	$11.08	2.21%
Class C	$1,000	$1,000.70	$9.10	$1,000	$1,015.78	$9.17	1.84%
Class Y	$1,000	$1,006.50	$3.31	$1,000	$1,021.67	$3.34	0.65%
Cash Management
Class A	$1,000	$1,000.10	$1.40	$1,000	$1,023.52	$1.42	0.28%
Class B**	$1,000	$1,000.10	$1.40	$1,000	$1,023.53	$1.42	0.29%
Class C**	$1,000	$1,000.10	$1.40	$1,000	$1,023.52	$1.42	0.28%
Global Bond Fund
Class A	$1,000	$1,027.10	$6.08	$1,000	$1,018.96	$6.06	1.20%
Class B	$1,000	$1,018.60	$12.21	$1,000	$1,012.83	$12.18	2.43%
Class C	$1,000	$1,020.10	$10.20	$1,000	$1,014.81	$10.17	2.03%
Class Y	$1,000	$1,029.10	$4.06	$1,000	$1,020.91	$4.04	0.81%

4	SEMIANNUAL REPORT	2013

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-12	Ending Account Value 3-31-13	Expenses Paid During Period*	Beginning Account Value 9-30-12	Ending Account Value 3-31-13	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Government Securities Fund
Class A	$1,000	$999.20	$5.00	$1,000	$1,019.94	$5.05	1.00%
Class B	$1,000	$993.30	$10.76	$1,000	$1,014.11	$10.88	2.17%
Class C	$1,000	$995.20	$8.98	$1,000	$1,015.96	$9.07	1.80%
Class Y	$1,000	$1,000.70	$3.40	$1,000	$1,021.52	$3.44	0.68%
High Income Fund
Class A	$1,000	$1,082.70	$5.42	$1,000	$1,019.75	$5.25	1.04%
Class B	$1,000	$1,076.60	$11.21	$1,000	$1,014.15	$10.88	2.16%
Class C	$1,000	$1,078.30	$9.46	$1,000	$1,015.86	$9.17	1.82%
Class Y	$1,000	$1,084.30	$3.86	$1,000	$1,021.21	$3.74	0.75%
Municipal Bond Fund
Class A	$1,000	$1,013.50	$4.33	$1,000	$1,020.63	$4.34	0.86%
Class B	$1,000	$1,007.30	$9.53	$1,000	$1,015.47	$9.57	1.90%
Class C	$1,000	$1,008.20	$8.53	$1,000	$1,016.43	$8.57	1.71%
Municipal High Income Fund
Class A	$1,000	$1,025.90	$4.46	$1,000	$1,020.52	$4.45	0.89%
Class B	$1,000	$1,020.90	$9.40	$1,000	$1,015.63	$9.37	1.87%
Class C	$1,000	$1,021.70	$8.59	$1,000	$1,016.48	$8.57	1.70%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2013, and divided by 365.

**	Class B and Class C are not available for direct investments.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

2013	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Bond Fund	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Bonds	97.9%
Corporate Debt Securities	67.2%
United States Government and Government Agency Obligations	27.5%
Other Government Securities	1.7%
Mortgage-Backed Securities	0.9%
Municipal Bonds–Taxable	0.6%
Cash and Cash Equivalents	2.1%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	64/97	66
3 Year	59/83	71
5 Year	62/80	77
10 Year	44/57	76

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	92.1%
AAA	1.7%
AA	33.1%
A	32.3%
BBB	25.0%
Non-Investment Grade	5.8%
BB	4.2%
B	1.1%
Below CCC	0.0%
Non-rated	0.5%
Cash and Cash Equivalents	2.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

6	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense – 1.3%
Bombardier Inc., 7.500%, 3–15–18 (A)	$13,350	$15,236
Honeywell International Inc., 5.000%, 2–15–19	5,000	5,959

		21,195

Apparel Retail – 1.1%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,683
7.000%, 5–1–20	10,676	12,383
5.625%, 2–15–22	1,710	1,813

		17,879

Apparel, Accessories & Luxury Goods – 0.5%
LVMH Moet Hennessy - Louis Vuitton, 1.625%, 6–29–17 (A)	7,500	7,589

Automobile Manufacturers – 1.1%
Nissan Motor Acceptance Corporation, 1.950%, 9–12–17 (A)	7,000	7,106
Volkswagen International Finance N.V., 2.375%, 3–22–17 (A)	11,160	11,569

		18,675

Biotechnology – 1.1%
Amgen Inc.:
6.150%, 6–1–18	12,500	15,206
5.700%, 2–1–19	2,000	2,400

		17,606

Brewers – 2.0%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 1–15–20	12,000	14,481
2.500%, 7–15–22	2,000	1,967
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	18,398

		34,846

Broadcasting – 1.5%
CBS Corporation, 8.875%, 5–15–19	13,076	17,473
NBCUniversal Media, LLC, 5.150%, 4–30–20	5,297	6,281

		23,754

Cable & Satellite – 2.9%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	7,443
Comcast Corporation, 5.150%, 3–1–20	7,000	8,297
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	9,650	10,741
3.800%, 3–15–22	6,500	6,649

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Time Warner Inc., 4.750%, 3–29–21	$12,250	$13,875

		47,005

Chemicals – 0.0%
Georgia Gulf Corporation, 4.875%, 5–15–23 (A)	727	740

Coal & Consumable Fuels – 1.2%
Joy Global Inc., 6.000%, 11–15–16	14,350	16,532
Peabody Energy Corporation, 6.500%, 9–15–20	3,000	3,195

		19,727

Consumer Finance – 2.4%
American Express Credit Corporation, 2.750%, 9–15–15	5,000	5,229
Capital One Financial Corporation, 6.750%, 9–15–17	15,000	18,129
Ford Motor Credit Company LLC:
2.375%, 1–16–18	10,000	9,946
4.250%, 9–20–22	6,000	6,208

		39,512

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (A)	8,428	8,744
6.375%, 4–1–20 (A)	5,685	6,126
Fidelity National Financial, Inc., 6.600%, 5–15–17	11,430	12,967
Western Union Company (The), 3.650%, 8–22–18	10,000	10,323

		38,160

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	13,500	16,093

Diversified Banks – 4.0%
Bank of America Corporation:
5.650%, 5–1–18	8,000	9,259
7.625%, 6–1–19	9,000	11,438
HSBC Holdings plc, 5.100%, 4–5–21	16,000	18,499
U.S. Bancorp, 4.125%, 5–24–21	10,000	11,206
Wachovia Corporation, 5.750%, 2–1–18	13,500	16,075

		66,477

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets – 0.4%
Credit Suisse AG, 3.500%, 3–23–15	$7,000	$7,378

Diversified Chemicals – 1.6%
Dow Chemical Company (The):
8.550%, 5–15–19	11,207	15,072
4.250%, 11–15–20	2,000	2,198
E.I. du Pont de Nemours and Company, 5.750%, 3–15–19	9,000	11,017
Eagle Spinco Inc., 4.625%, 2–15–21 (A)	727	740

		29,027

Diversified Metals & Mining – 0.9%
Rio Tinto Finance (USA) Limited, 3.750%, 9–20–21	13,500	14,231

Drug Retail – 0.4%
Walgreen Co., 3.100%, 9–15–22	7,000	6,932

Education Services – 0.2%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,547

Electric Utilities – 2.2%
Detroit Edison Company (The), 3.900%, 6–1–21	11,625	13,047
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	10,000	11,769
PacifiCorp, 2.950%, 2–1–22	11,000	11,479

		36,295

Electrical Components & Equipment – 0.2%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,964

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	11,243
5.625%, 12–15–20	5,480	5,809

		17,052

Environmental & Facilities Services – 1.8%
Republic Services, Inc., 4.750%, 5–15–23	15,000	17,023
Waste Management, Inc., 4.600%, 3–1–21	13,299	15,037

		32,060

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc., 3.250%, 12–1–17	4,500	4,871

2013	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Forest Products – 1.0%
Georgia-Pacific, LLC, 5.400%, 11–1–20 (A)	$14,000	$16,574

Health Care Services – 1.7%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	11,142
4.125%, 9–15–20	5,500	5,995
Quest Diagnostics Incorporated, 3.200%, 4–1–16	11,000	11,554

		28,691

Health Care Supplies – 0.3%
DENTSPLY International Inc., 4.125%, 8–15–21	5,500	5,841

Home Improvement Retail – 1.0%
Home Depot, Inc. (The), 4.400%, 4–1–21	15,000	17,324

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15 (A)	2,000	2,093

Household Products – 0.9%
Procter & Gamble Company (The), 8.000%, 9–1–24	10,000	15,011

Independent Finance – 0.3%
John Deere Capital Corporation, 2.800%, 1–27–23	5,000	5,077

Industrial Conglomerates – 1.6%
General Electric Capital Corporation:
5.625%, 5–1–18	13,000	15,392
6.000%, 8–7–19	5,000	6,074
Westinghouse Electric Corporation, 8.875%, 6–14–14	4,500	4,892

		26,358

Integrated Oil & Gas – 0.6%
Shell International Finance B.V., 4.375%, 3–25–20	8,500	9,857

Integrated Telecommunication Services – 1.9%
AT&T Inc.:
1.400%, 12–1–17	12,000	11,922
5.800%, 2–15–19	4,320	5,212
Verizon Communications Inc., 8.750%, 11–1–18	10,454	14,066

		31,200

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The), 5.375%, 3–15–20	$13,000	$14,819
Morgan Stanley, 4.100%, 1–26–15	12,450	12,998

		27,817

IT Consulting & Other Services – 0.3%
International Business Machines Corporation, 7.625%, 10–15–18	4,000	5,280

Life & Health Insurance – 1.3%
MetLife, Inc., 6.817%, 8–15–18	13,000	16,213
Prudential Financial, Inc., 4.750%, 9–17–15	5,000	5,447

		21,660

Metals/Mining – 0.2%
Freeport-McMoRan Copper & Gold Inc., 3.100%, 3–15–20 (A)	3,000	3,012

Multi-Utilities – 2.9%
Dominion Resources, Inc., Ser B, 2.750%, 9–15–22	11,675	11,676
Dominion Resources, Inc., Ser F, 5.250%, 8–1–33	7,500	8,592
Duke Energy Carolinas, LLC, 4.300%, 6–15–20	3,250	3,737
Duke Energy Indiana, Inc., 3.750%, 7–15–20	7,000	7,716
NorthWestern Corporation, 6.340%, 4–1–19	7,000	8,605
Pacific Gas and Electric Company, 3.500%, 10–1–20	8,000	8,704

		49,030

Office Electronics – 1.0%
Xerox Corporation, 6.350%, 5–15–18	14,100	16,533

Oil & Gas Equipment & Services – 2.5%
Baker Hughes Incorporated, 3.200%, 8–15–21	3,000	3,176
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	5,000	6,211
4.050%, 2–15–22	5,000	5,426
Halliburton Company:
6.150%, 9–15–19	7,000	8,815
6.750%, 2–1–27	4,950	6,478
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 3.300%, 9–14–21 (A)	2,500	2,671

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services (Continued)
Schlumberger S.A. (GTD by Schlumberger Ltd.), 2.650%, 1–15–16 (A)	$9,500	$9,911

		42,688

Oil & Gas Exploration & Production – 1.4%
Petrohawk Energy Corporation:
7.250%, 8–15–18	16,000	17,911
6.250%, 6–1–19	5,000	5,681

		23,592

Oil & Gas Storage & Transportation – 1.5%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 3.875%, 3–15–23	3,000	3,018
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	8,580	8,946
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	4,500	4,804
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	6,000	8,103

		24,871

Other Diversified Financial Services – 1.7%
ING Bank N.V., 4.000%, 3–15–16 (A)	7,000	7,501
JPMorgan Chase & Co., 6.000%, 1–15–18	17,000	20,211

		27,712

Packaged Foods & Meats – 1.1%
H.J. Heinz Company, 3.125%, 9–12–21	3,500	3,542
Kraft Foods Inc., 5.375%, 2–10–20	12,000	14,284

		17,826

Paper Products – 0.1%
Westvaco Corporation, 7.500%, 6–15–27	770	880

Pharmaceuticals – 1.6%
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	14,000	16,932
Johnson & Johnson, 5.150%, 7–15–18	6,000	7,211
Novartis Capital Corporation, 4.400%, 4–24–20	2,000	2,309

		26,452

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Inc., 3.750%, 8–15–21	10,000	10,859

8	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Railroads – 0.9%
Burlington Northern Santa Fe, LLC:
3.450%, 9–15–21	$4,000	$4,250
3.050%, 3–15–22	9,000	9,207
3.050%, 9–1–22	2,000	2,045

		15,502

Restaurants – 1.1%
YUM! Brands, Inc., 6.250%, 3–15–18	15,810	18,924

Semiconductors – 0.8%
Broadcom Corporation, 2.700%, 11–1–18	13,090	13,909

Soft Drinks – 0.2%
Bottling Group, LLC, 5.125%, 1–15–19	2,800	3,310

Specialized Finance – 1.1%
CME Group Inc., 3.000%, 9–15–22	18,000	18,103

Specialty Chemicals – 0.9%
Lubrizol Corporation (The), 8.875%, 2–1–19	10,285	14,248

Systems Software – 1.2%
CA, Inc., 5.375%, 12–1–19	13,000	14,721
Oracle Corporation, 2.500%, 10–15–22	5,600	5,502

		20,223

Trucking – 0.2%
Penske Truck Leasing Co., L.P., 2.875%, 7–17–18 (A)	3,000	3,061

Water Utilities – 0.2%
California Water Service Company,
5.875%, 5–1–19	3,000	3,587

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	12,000	13,504
American Tower Corporation, 5.900%, 11–1–21	14,000	16,413
Crown Castle International Corp., 5.250%, 1–15–23	2,844	2,894

		32,811

TOTAL CORPORATE DEBT SECURITIES – 67.2%		$1,123,531
(Cost: $1,035,495)

MORTGAGE-BACKED SECURITIES	Principal	Value
Commercial Mortgage-Backed Securities – 0.4%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	$6,000	$6,123

Non-Agency REMIC/CMO – 0.5%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.424%, 3–25–35 (B)	5,241	297
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	6,000	6,258
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.595%, 2–25–34 (B)	2,333	277
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.608%, 3–25–34 (B)	3,285	423
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5, 3.144%, 5–25–34 (B)	62	—	*
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10, 4.500%, 9–25–18	1,544	1,588

		8,843

TOTAL MORTGAGE-BACKED SECURITIES – 0.9%		$14,966
(Cost: $23,907)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,750	4,583

New York – 0.3%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	4,032	5,717

TOTAL MUNICIPAL BONDS – TAXABLE – 0.6%		$10,300
(Cost: $7,782)

OTHER GOVERNMENT SECURITIES	Principal	Value
Canada – 0.8%
Province de Quebec, 7.140%, 2–27–26	$9,200	$13,066

Israel – 0.9%
State of Israel, 4.000%, 6–30–22	15,000	16,212

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%		$29,278
(Cost: $24,248)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.3%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	9,042
Federal Home Loan Bank: 2.000%, 2–14–28 (B)	30,000	30,047

		39,089

Mortgage-Backed Obligations – 12.6%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	3,572	3,841
5.000%, 5–15–23	3,353	3,697
5.000%, 9–15–31 (C)	444	3
2.500%, 12–15–41	16,024	16,518
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 6–1–21	849	911
6.000%, 7–1–22	892	984
5.000%, 6–1–23	4,664	4,994
4.000%, 7–1–25	5,438	5,779
4.500%, 6–15–27	2,618	2,702
4.500%, 5–15–32	6,810	7,030
5.500%, 10–1–35	1,271	1,385
4.000%, 11–15–36	3,814	3,965
4.500%, 5–15–39	1,312	1,392
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	4,589	4,923
4.000%, 11–25–32	611	656
3.500%, 8–25–33	1,331	1,405
4.500%, 12–25–34	871	899
4.000%, 10–15–35	7,573	7,765
3.000%, 10–15–36	17,163	17,805
5.500%, 11–25–36 (C)	7,498	962
4.500%, 3–25–37	1,376	1,400
5.500%, 4–25–37	3,683	4,048
4.000%, 3–25–39	1,929	1,996
2.000%, 4–25–39	15,317	15,476
4.000%, 5–25–39	5,042	5,396
4.500%, 8–15–39	8,496	8,889
4.500%, 6–25–40	4,373	4,714

2013	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.424%, 2-1-16	$5,220	$5,820
5.508%, 4-1-17	7,339	8,196
3.850%, 3-1-18 (C)	4,875	5,407
4.950%, 4-1-19	1,927	2,189
4.500%, 9-1-19	2,879	3,098
5.500%, 10-1-21	5,711	6,254
5.500%, 11-1-22	2,135	2,338
5.000%, 9-1-23	4,709	5,082
5.000%, 4-1-24	1,691	1,858
4.000%, 12-1-31	11,586	12,443
5.000%, 6-25-32	367	370
5.500%, 2-1-35	3,326	3,745
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7-20-40	8,845	9,141
2.000%, 3-16-42	15,238	15,426

		210,902

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.9%		$249,991
(Cost: $246,896)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.6%
United States Treasury Bonds:
8.000%, 11-15-21	8,900	13,570
4.375%, 5-15-41	20,000	25,138
3.000%, 5-15-42	20,000	19,622

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
United States Treasury Notes:
3.625%, 8-15-19	$30,000	$34,765
3.625%, 2-15-21	25,000	29,148
3.125%, 5-15-21	22,000	24,791
1.750%, 5-15-22	15,000	15,056
1.625%, 11-15-22	50,000	49,157

		211,247

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.6%		$211,247
(Cost: $197,902)

SHORT-TERM SECURITIES
Commercial Paper – 1.2%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.140%, 4-2-13 (D)	5,000	5,000
Clorox Company (The), 0.290%, 4-30-13 (D)	10,300	10,297
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.180%, 4-12-13 (D)	5,000	5,000

		20,297

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (E)	$1,010	$1,010

TOTAL SHORT-TERM SECURITIES – 1.3%		$21,307
(Cost: $21,307)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,660,620
(Cost: $1,557,537)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		12,878

NET ASSETS – 100.0%		$1,673,498

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $135,734 or 8.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

10	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,123,531	$—
Mortgage-Backed Securities	—	14,966	—
Municipal Bonds	—	10,300	—
Other Government Securities	—	29,278	—
United States Government Agency Obligations	—	249,991	—
United States Government Obligations	—	211,247	—
Short-Term Securities	—	21,307	—
Total	$—	$1,660,620	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS

Cash Management	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Corporate Obligations	73.7%
Commercial Paper	36.2%
Notes	28.6%
Certificate Of Deposit	8.9%
Municipal Obligations	24.7%
United States Government and Government Agency Obligations	1.8%
Cash and Other Assets, Net of Liabilities	-0.2%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	41/236	18
3 Year	48/221	22
5 Year	15/214	7
10 Year	79/180	44

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

12	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.250%, 5–28–13	$2,000	$2,000
0.980%, 7–19–13	8,000	8,000
0.800%, 9–10–13	25,550	25,550
0.420%, 3–21–14 (A)	18,500	18,500
Citibank, N.A., 0.250%, 5–28–13	45,300	45,300

Total Certificate Of Deposit – 8.9%		99,350
Commercial Paper
Bank of America, N.A., 0.240%, 4–15–13 (B)	30,000	30,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.140%, 4–2–13 (B)	5,000	5,000
Coca-Cola Company (The), 0.250%, 4–2–13 (B)	7,650	7,650
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.300%, 4–9–13 (B)	20,000	19,999
Corporacion Andina de Fomento:
0.501%, 4–2–13 (B)	31,000	30,999
0.790%, 5–28–13 (B)	15,175	15,156
Honeywell International Inc., 0.150%, 6–26–13 (B)	6,000	5,998
ICICI Bank Limited (GTD by Bank of America, N.A.), 0.330%, 7–23–13 (B)	10,000	9,989
J.P. Morgan Chase & Co., 0.381%, 1–22–14 (A)(B)	8,525	8,525
L’Air Liquide S.A.:
0.190%, 4–26–13 (B)	18,000	17,998
0.160%, 4–30–13 (B)	20,000	19,997
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.170%, 4–4–13 (B)	29,700	29,700
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.), 0.200%, 5–21–13 (B)	3,500	3,500
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.170%, 4–30–13 (B)	30,000	29,995
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia), 0.170%, 4–15–13 (B)	1,695	1,695
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.190%, 4–15–13 (B)	16,333	16,332
Roche Holdings, Inc.:
0.140%, 5–15–13 (B)	4,000	3,999
0.160%, 5–17–13 (B)	7,000	6,999

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (Continued)
St. Jude Medical, Inc.:
0.250%, 4–2–13 (B)	$29,560	$29,560
0.250%, 4–3–13 (B)	1,000	1,000
0.250%, 4–5–13 (B)	4,200	4,200
0.250%, 4–8–13 (B)	3,200	3,200
0.230%, 4–10–13 (B)	10,400	10,399
0.230%, 4–15–13 (B)	1,600	1,600
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.190%, 4–3–13 (B)	14,500	14,500
0.190%, 4–9–13 (B)	2,500	2,500
0.170%, 4–11–13 (B)	5,805	5,805
0.180%, 4–11–13 (B)	8,000	7,999
0.160%, 4–12–13 (B)	8,000	8,000
0.170%, 4–12–13 (B)	7,500	7,499
0.180%, 4–17–13 (B)	5,000	5,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.150%, 4–3–13 (B)	4,000	4,000
0.150%, 4–9–13 (B)	5,000	5,000
0.150%, 5–8–13 (B)	5,960	5,959
0.180%, 5–10–13 (B)	12,000	11,997
Toyota Motor Credit Corporation, 0.170%, 4–9–13 (B)	2,500	2,500
Wisconsin Electric Power Co., 0.180%, 4–1–13 (B)	10,410	10,410

Total Commercial Paper – 36.2%		404,659
Master Note
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (C)	1	1

Total Master Note – 0.0%		1
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.380%, 5–4–13 (C)	15,500	15,500
0.320%, 5–8–13 (C)	20,365	20,365
0.300%, 6–12–13 (C)	17,500	17,500
Bank of Nova Scotia:
0.550%, 4–3–13 (C)	20,000	20,038
0.550%, 4–22–13 (C)	5,500	5,503
BellSouth Corporation (GTD by AT&T Inc.), 4.010%, 4–26–13 (C)	36,000	36,080
EPC–Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.200%, 4–7–13 (C)	7,965	7,965

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
General Electric Capital Corporation:
0.410%, 5–1–13	$11,832	$11,877
2.100%, 1–7–14	17,774	18,003
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.590%, 5–26–13 (C)	11,000	11,000
J.P. Morgan Chase & Co.:
1.100%, 4–24–13 (C)	8,900	8,954
0.360%, 6–14–13 (C)	21,700	21,700
Kimberly-Clark Corporation, 4.215%, 12–19–13	24,200	24,886
Novartis Capital Corp. (GTD by Novartis AG), 1.900%, 4–24–13	7,600	7,608
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.), 0.200%, 4–7–13 (C)	3,630	3,630
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.), 0.200%, 4–7–13 (C)	16,280	16,280
Toyota Motor Credit Corporation, 0.290%, 5–22–13 (C)	36,000	36,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.200%, 4–7–13 (C)	10,618	10,618
Wachovia Corporation, 0.630%, 5–1–13	15,400	15,464
Wells Fargo Bank, N.A., 0.340%, 4–20–13 (C)	10,000	10,000
WMC Finance USA (GTD by BHP Billiton Ltd.), 5.125%, 5–15–13	1,200	1,207

Total Notes – 28.6%		320,178

TOTAL CORPORATE OBLIGATIONS – 73.7%		$824,188
(Cost: $824,188)

MUNICIPAL OBLIGATIONS
California – 2.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.100%, 4–1–13 (C)	900	900

2013	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Cash Management (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.100%, 4–1–13 (C)	$3,000	$3,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.110%, 4–1–13 (C)	9,086	9,086
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.140%, 4–1–13 (C)	4,500	4,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.110%, 4–7–13 (C)	7,585	7,585
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.110%, 4–7–13 (C)	4,500	4,500
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.110%, 4–7–13 (C)	1,430	1,430

		31,001

Colorado – 2.7%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.), 0.180%, 4–7–13 (C)	2,880	2,880
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.180%, 4–7–13 (C)	14,485	14,485
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.130%, 4–7–13 (C)	7,240	7,240

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Colorado (Continued)
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.190%, 4–7–13 (C)	$2,000	$2,000
0.400%, 4–7–13 (C)	800	800
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.160%, 4–7–13 (C)	2,875	2,875

		30,280

Georgia – 1.9%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.160%, 4–1–13 (C)	2,000	2,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.160%, 4–1–13 (C)	19,117	19,117

		21,117

Illinois – 1.2%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.130%, 4–7–13 (C)	7,850	7,850
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.130%, 4–1–13 (C)	5,900	5,900

		13,750

Louisiana – 2.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.140%, 4–1–13 (C)	5,448	5,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.120%, 4–7–13 (C)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.100%, 4–7–13 (C)	2,000	2,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Louisiana (Continued)
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.140%, 4–1–13 (C)	$4,900	$4,900

		26,998

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.180%, 4–7–13 (C)	10,550	10,550

Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.100%, 4–7–13 (C)	4,500	4,500

Minnesota – 0.2%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.170%, 4–1–13 (C)	1,870	1,870

Mississippi – 2.8%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.140%, 4–1–13 (C)	26,015	26,015
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.140%, 4–1–13 (C)	5,430	5,430

		31,445

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.210%, 4–7–13 (C)	6,210	6,210

Montana – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.), 0.140%, 4–7–13 (C)	4,450	4,450

14	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New York – 2.6%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.120%, 4–7–13 (C)	$10,000	$10,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.120%, 4–7–13 (C)	2,016	2,016
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.130%, 4–7–13 (C)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A, 0.120%, 4–7–13 (C)	3,000	3,000

		29,016

Ohio – 0.5%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.120%, 4–7–13 (C)	5,870	5,870

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.120%, 4–7–13 (C)	3,595	3,595

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Texas – 4.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.120%, 4–7–13 (C)	$22,930	$22,930
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.140%, 4–1–13 (C)	10,025	10,025
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.140%, 4–1–13 (C)	17,800	17,800

		50,755

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.), 0.140%, 4–7–13 (C)	2,105	2,105

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.140%, 4–1–13 (C)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 24.7%		$275,881
(Cost: $275,881)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government), 0.150%, 4–3–13 (C)	$8,302	$8,302
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.530%, 4–15–13 (C)	12,163	12,163

Total United States Government Agency Obligations – 1.8%		20,465

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 1.8%		$20,465
(Cost: $20,465)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,120,534
(Cost: $1,120,534)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(2,743)

NET ASSETS – 100.0%		$1,117,791

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets or the next demand date.

2013	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$824,188	$—
Municipal Obligations	—	275,881	—
United States Government Agency Obligations	—	20,465	—
Total	$—	$1,120,534	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Global Bond Fund	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Bonds	88.1%
Corporate Debt Securities	68.8%
United States Government and Government Agency Obligations	14.3%
Other Government Securities	5.0%
Cash and Cash Equivalents and Equities	11.9%

Quality Weightings

Investment Grade	55.6%
AA	16.4%
A	5.8%
BBB	33.4%
Non-Investment Grade	32.5%
BB	16.6%
B	9.8%
CCC	0.7%
Non-rated	5.4%
Cash and Cash Equivalents and Equities	11.9%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	81/169	48
3 Year	90/123	73
5 Year	52/88	59
10 Year	28/64	44

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	29.0%
United States	24.1%
Other North America	4.9%
South America	24.8%
Brazil	13.8%
Argentina	4.3%
Other South America	6.7%
Europe	19.8%
Russia	5.0%
United Kingdom	4.4%
Luxembourg	3.8%
Other Europe	6.6%
Pacific Basin	16.1%
India	5.2%
Other Pacific Basin	10.9%
Other	4.7%
Panama	3.5%
Other Other	1.2%
Cash and Cash Equivalents	5.6%

2013	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Finance – 0.9%
Banco Latinoamericano de Comercio Exterior, S.A.	307	$7,603

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	150	4,778

Electric Utilities – 1.3%
PPL Corporation	228	7,127
Transmissora Alianca de Energia Eletrica S.A. (A)(B)	417	4,620

		11,747

Integrated Oil & Gas – 0.2%
Royal Dutch Shell plc, Class A (B)	67	2,168

Oil & Gas Drilling – 0.5%
Seadrill Partners LLC	158	4,382

Pharmaceuticals – 1.7%
Bristol-Myers Squibb Company	134	5,508
GlaxoSmithKline plc (B)	397	9,279

		14,787

Semiconductors – 0.8%
Intel Corporation	306	6,693

Water Utilities – 0.4%
Aguas Andinas S.A. (B)	3,909	3,151

TOTAL COMMON STOCKS – 6.3%		$55,309
(Cost: $50,124)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc., 7.500%, 3–15–18 (C)	$3,900	4,451
Embraer Overseas Limited, 6.375%, 1–24–17	5,900	6,667

		11,118

Agricultural Products – 2.9%
CCL Finance Limited:
9.500%, 8–15–14 (C)	6,000	6,534
9.500%, 8–15–14	3,050	3,321
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	6,835	6,945
9.000%, 2–10–17 (C)	5,000	5,080
Virgolino de Oliveira Finance Limited, 10.500%, 1–28–18 (C)	3,800	4,028

		25,908

Air Freight & Logistics – 0.0%
FedEx Corporation, 7.375%, 1–15–14	300	316

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Airlines – 1.6%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (C)	$4,550	$4,209
GOL Finance: 9.250%, 7–20–20	7,550	7,323
TAM Capital 2 Inc.: 9.500%, 1–29–20	2,100	2,344

		13,876

Alternative Carriers – 0.4%
PCCW-HKT Capital No. 2 Limited, 6.000%, 7–15–13	3,750	3,801

Asset Management & Custody Banks – 1.2%
Bhira Investments Limited, 8.500%, 4–27–71	10,100	10,257

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V., 7.750%, 2–15–17 (C)	2,500	2,816

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 3.090%, 1–18–15 (D)	1,000	1,004

Brewers – 0.7%
Miller Brewing Company, 5.500%, 8–15–13	3,300	3,360
SABMiller plc, 5.700%, 1–15–14 (C)	3,000	3,119

		6,479

Broadcasting – 2.0%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (D)	3,250	3,502
6.250%, 12–20–49 (D)	13,111	13,937

		17,439

Coal & Consumable Fuels – 2.4%
Indo Energy Finance B.V., 7.000%, 5–7–18 (C)	7,688	8,284
Indo Integrated Energy II B.V., 9.750%, 11–5–16	650	697
PT Adaro Indonesia:
7.625%, 10–22–19	6,600	7,145
7.625%, 10–22–19 (C)	4,900	5,304

		21,430

Communications Equipment – 0.1%
BC Luxco 1 S.A., 7.375%, 1–29–20 (C)	1,000	1,035

Construction & Engineering – 1.9%
Larsen & Toubro Limited, Convertible, 3.500%, 10–22–14	7,400	7,610
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (C)	1,995	2,195

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Construction & Engineering (Continued)
Odebrecht Finance Ltd., 9.625%, 4–9–14 (C)		$6,000	$6,413

			16,218

Construction Materials – 0.5%
Cemex SAB de CV, 9.000%, 1–11–18 (C)		4,150	4,596

Consumer Finance – 2.3%
Banco BMG S.A.:
9.150%, 1–15–16		1,200	1,257
9.150%, 1–15–16 (C)		300	314
Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4–4–17 (C)		13,200	13,603
SLM Corporation, 3.291%, 4–1–14 (D)		2,500	2,531
VEB Finance Limited, 5.375%, 2–13–17 (C)		2,125	2,284

			19,989

Distillers & Vintners – 0.1%
Diageo Finance B.V., 5.500%, 4–1–13		1,000	1,000

Diversified Banks – 8.0%
Banco Bradesco S.A., 4.125%, 5–16–16 (C)		6,800	7,123
Banco Cruzeiro do Sul S.A., 8.500%, 2–20–15 (C)(E)		7,500	1,800
Banco de Bogota S.A., 5.000%, 1–15–17 (C)		1,400	1,500
Banco de Credito del Peru, 4.750%, 3–16–16 (C)		8,000	8,600
Banco Santander Brasil, S.A., 4.500%, 4–6–15 (C)		2,250	2,340
Banco Santander Chile, S.A., 6.500%, 9–22–20 (F)	CLP	4,454,000	9,305
Bancolombia S.A., 4.250%, 1–12–16		$6,650	7,008
Hongkong and Shanghai Banking Corporation (The), 5.000%, 8–29–49 (D)		2,500	2,513
ICICI Bank Limited, 4.750%, 11–25–16 (C)		2,500	2,676
SB Capital S.A., 5.499%, 7–7–15		2,000	2,139
Sberbank Rossii OAO, 6.480%, 5–15–13		3,600	3,620
State Bank of India, 4.500%, 10–23–14		3,950	4,093
VTB Capital S.A., 6.000%, 4–12–17 (C)		16,645	17,810

			70,527

Diversified Metals & Mining – 3.5%
Anglo American Capital plc, 9.375%, 4–8–14 (C)		5,000	5,398

18	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Metals & Mining (Continued)
Glencore Funding LLC, 6.000%, 4–15–14 (C)		$5,970	$6,254
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14		6,750	7,344
Southern Peru Copper Corporation, 6.375%, 7–27–15 (C)		1,375	1,509
Suzano Trading Ltd, 5.875%, 1–23–21 (C)		5,750	5,951
Vedanta Resources plc:
8.750%, 1–15–14		3,650	3,796

			30,252

Electric Utilities – 4.2%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (C)		5,445	2,328
Emgesa S.A. E.S.P., 8.750%, 1–25–21 (F)	COP	2,610,000	1,698
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (C)		$3,410	1,603
ENEL Finance International S.A., 3.875%, 10–7–14 (C)		2,500	2,570
Korea Southern Power Co., Ltd., 5.375%, 4–18–13 (C)		2,000	2,004
Listrindo Capital B.V., 6.950%, 2–21–19 (C)		9,200	10,109
Majapahit Holding B.V., 7.750%, 10–17–16		3,900	4,524
PPL Energy Supply, LLC, 6.300%, 7–15–13		700	711
Rural Electrification Corporation Limited, 4.250%, 1–25–16		4,300	4,467
RusHydro Finance Limited, 7.875%, 10–28–15 (F)	RUB	212,800	6,842
Tata Electric Companies, 8.500%, 8–19–17		$200	224

			37,080

Food Distributors – 1.4%
Olam International Limited:
5.750%, 9–20–17		3,300	3,089
7.500%, 8–12–20		9,150	8,953

			12,042

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)		$2,000	$1,765
7.875%, 5–14–17		1,950	1,721

			3,486

Homebuilding – 1.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15		6,711	5,737
URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16		2,900	1,842
8.500%, 4–19–16 (C)		2,500	1,588

			9,167

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15		4,400	4,603
6.500%, 12–15–15 (C)		4,100	4,290

			8,893

Independent Power Producers & Energy Traders – 1.8%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15		8,650	9,021
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13		3,000	3,060
TransAlta Corporation, 5.750%, 12–15–13		3,500	3,619

			15,700

Industrial Machinery – 0.2%
Ingersoll–Rand Global Holding Company Limited, 6.000%, 8–15–13		2,125	2,167

Integrated Oil & Gas – 0.2%
Cenovus Energy Inc., 4.500%, 9–15–14		2,000	2,106

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
3.740%, 5–1–14 (D)		1,000	1,015
1.000%, 2–11–16 (D)(F)	CNY	27,700	4,239

			5,254

IT Consulting & Other Services – 0.6%
iGATE Corporation, 9.000%, 5–1–16		$4,400	4,791

Machinery – 0.6%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20 (C)		5,150	5,665

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Marine – 2.1%
PB Issuer (No. 2) Limited, Convertible, 1.750%, 4–12–16		$9,200	$9,302
SCF Capital Limited:
5.375%, 10–27–17 (C)		4,000	4,135
5.375%, 10–27–17		3,925	4,057

			17,494

Multi-Utilities – 1.3%
Abu Dhabi National Energy Company PJSC, 6.600%, 8–1–13		2,000	2,035
Black Hills Corporation, 9.000%, 5–15–14		4,800	5,197
Veolia Environment, 5.250%, 6–3–13		4,000	4,025

			11,257

Oil & Gas Drilling – 2.5%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (C)		2,899	3,037
Noble Group Limited:
8.500%, 5–30–13 (C)		6,900	6,967
4.875%, 8–5–15		700	735
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)		5,308	5,481
5.250%, 7–30–18		1,111	1,147
Schahin II Finance Company (SPV) Limited, 5.875%, 9–25–22 (C)		4,300	4,451

			21,818

Oil & Gas Exploration & Production – 3.9%
Anadarko Petroleum Corporation, 5.750%, 6–15–14		1,000	1,055
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16		13,500	10,927
Novatek Finance Limited:
5.326%, 2–3–16 (C)		8,200	8,776
7.750%, 2–21–17 (C)(F)	RUB	146,000	4,690
Pan American Energy LLC:
7.875%, 5–7–21 (C)		$4,000	3,820
7.875%, 5–7–21		1,650	1,576
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.500%, 9–30–14 (C)		3,000	3,188

			34,032

Oil & Gas Storage & Transportation – 3.7%
DCP Midstream, LLC, 9.700%,12–1–13 (C)		5,000	5,280

2013	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Storage & Transportation (Continued)
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (F)	COP	13,750,000	$8,776
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (C)		$5,577	5,815
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14		3,500	3,641
Plains All American Pipeline, L.P., and PAA Finance Corp., 5.625%, 12–15–13		400	414
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14		2,500	2,669
TransCapital Limited:
7.700%, 8–7–13		2,800	2,863
5.670%, 3–5–14 (C)		3,100	3,221

			32,679

Packaged Foods & Meats – 3.2%
BFF International Limited, 7.250%, 1–28–20 (C)		7,900	9,321
Bunge Limited Finance Corp., 5.350%, 4–15–14		3,550	3,707
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (C)		6,000	6,119
JBS Finance II Ltd., 8.250%, 1–29–18 (C)		7,900	8,650

			27,797

Paper Products – 2.3%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)		3,589	3,995
6.750%, 3–3–21 (C)		1,800	1,988
International Paper Company, 7.400%, 6–15–14		5,350	5,741
Inversiones CMPC S.A., 4.750%, 1–19–18 (C)		6,600	6,977
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17		2,000	1,835

			20,536

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A., 8.875%, 11–17–14		4,000	4,408

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (C)		$3,000	$3,012
5.500%, 5–6–13		2,000	2,008

			5,020

Restaurants – 1.0%
Arcos Dorados B.V., 7.500%, 10–1–19 (C)		1,575	1,693
Arcos Dorados Holdings, Inc., 10.250%, 7–13–16 (F)	BRL	14,475	7,410

			9,103

Service – Other – 1.1%
Net Servicos de Comunicacao S.A., 7.500%, 1–27–20		$8,349	9,351

Steel – 2.2%
ArcelorMittal:
5.375%, 6–1–13		3,825	3,849
9.500%, 2–15–15		2,250	2,543
Evraz Group S.A.:
8.875%, 4–24–13 (C)		4,000	4,017
8.875%, 4–24–13		3,400	3,415
Steel Capital S.A., 6.250%, 7–26–16 (C)		5,400	5,751

			19,575

Telecommunications – 0.4%
TBG Global Pte. Ltd., 4.625%, 4–3–18 (C)		3,800	3,810

Tobacco – 0.2%
B.A.T. International Finance plc, 8.125%, 11–15–13 (C)		1,500	1,567

Trading Companies & Distributors – 0.5%
CITIC Resources Finance (2007) Limited, 6.750%, 5–15–14 (C)		4,625	4,798

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14		3,000	3,120
3.625%, 3–30–15		2,000	2,097
Indosat Palapa Company B.V., 7.375%, 7–29–20 (C)		750	831
Vimpel-Communications, 6.493%, 2–2–16 (C)		4,550	4,868
VimpleCom Holdings B.V., 9.000%, 2–13–18(C)(F)	RUB	120,000	3,998

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Wireless Telecommunication Service (Continued)
VIP Finance Ireland Limited, 8.375%, 4–30–13 (C)		$2,000	$2,010

			16,924

TOTAL CORPORATE DEBT SECURITIES – 68.8%			$604,581
(Cost: $596,077)

OTHER GOVERNMENT SECURITIES
Argentina – 1.1%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20		300	278
Compania Latinoamericana de Infraestructura & Servicios S.A., 9.500%,12–15–16		2,985	1,992
Province of Buenos Aires (The), 11.750%, 10–5–15		8,750	7,088

			9,358

Brazil – 1.0%
OI S.A., 9.750%, 9–15–16 (F)	BRL	16,500	8,471

Ireland – 0.3%
Russian Railways via RZD Capital Ltd, 8.300%, 4–2–19 (F)	RUB	68,000	2,252

Supranational – 0.6%
Central American Bank for Economic Integration, 3.875%, 2–9–17 (C)		$5,300	5,649

Venezuela – 2.0%
Corporacion Andina de Fomento, 3.750%, 1–15–16		16,810	17,783

TOTAL OTHER GOVERNMENT SECURITIES – 5.0%			$43,513
(Cost: $44,672)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24		1,060	1,125

20	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–18 (G)	$293	$19
5.000%, 4–15–19 (G)	20	—	*
5.500%, 3–15–23 (G)	29	3
5.000%, 8–15–23 (G)	4	—	*
5.500%, 10–15–25 (G)	459	66
5.500%, 10–15–32 (G)	207	3
5.500%, 1–15–33 (G)	184	22
5.500%, 5–15–33 (G)	855	108
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	1,746	1,871
4.000%, 11–15–36	1,327	1,379
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	898	938
5.000%, 6–25–22 (G)	1,412	51
5.500%, 6–25–23 (G)	44	6
4.000%, 7–15–23 (G)	6,212	251
5.000%, 8–25–23 (G)	19	—	*
4.000%, 12–15–23 (G)	1,997	101
4.000%, 2–15–24 (G)	576	32
4.000%, 4–15–24 (G)	1,676	119
4.000%, 9–25–24	939	983
5.000%, 8–15–31 (G)	66	—	*
5.500%, 12–25–33 (G)	1,105	89
5.000%, 2–25–35	12	12
5.500%, 8–25–35 (G)	550	93
5.500%, 11–25–36 (G)	1,013	130
6.500%, 7–15–37 (G)	823	156
3.500%, 9–25–39	921	972
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11–1–22	866	949
5.000%, 8–1–23	746	805
5.000%, 7–1–34	910	989

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 10–20–32 (G)	$333	$19
7.000%, 5–20–33 (G)	966	239
5.500%, 7–16–33 (G)	427	98
5.000%, 7–20–33 (G)	461	18
5.500%, 11–20–33 (G)	84	5
5.500%, 6–20–35 (G)	104	15
5.500%, 7–20–35 (G)	39	—	*
5.500%, 10–16–35 (G)	257	39
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 4.500%, 6–15–23	1,609	1,756

		13,461

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$13,461
(Cost: $18,377)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.8%
United States Treasury Notes:
0.750%, 8–15–13	7,850	7,868
1.750%, 7–31–15	35,810	37,027
2.375%, 7–31–17	7,100	7,632
3.500%, 5–15–20	7,810	9,025
2.625%, 11–15–20	17,000	18,557
2.125%, 8–15–21	12,700	13,280
1.750%, 5–15–22	19,250	19,322

		112,711

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.8%		$112,711
(Cost: $108,134)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 5.8%
Campbell Soup Company, 0.210%, 5–23–13 (H)	$8,750	$8,747
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.), 0.120%, 5–24–13 (H)	5,000	4,999
Danaher Corporation, 0.130%, 4–24–13 (H)	10,000	9,999
Illinois Tool Works Inc., 0.100%, 4–9–13 (H)	5,000	5,000
Johnson & Johnson, 0.070%, 4–22–13 (H)	8,000	8,000
Kellogg Co., 0.190%, 4–1–13 (H)	7,600	7,600
Kroger Co. (The), 0.320%, 4–1–13 (H)	6,050	6,050

		50,395

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (I)	$250	$250

TOTAL SHORT-TERM SECURITIES – 5.8%		$50,645
(Cost: $50,645)

TOTAL INVESTMENT SECURITIES – 100.2%		$880,220
(Cost: $868,029)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,417)

NET ASSETS – 100.0%		$878,803

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $305,063 or 34.7% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CLP – Chilean Peso, CNY – Chinese Yuan Renminbi, COP – Columbian Peso and RUB – Russian Ruble).

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at March 31, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

2013	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

The	following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	5,586	9–12–13	$430	$—
Sell	British Pound	Barclays Capital, Inc.	1,503	9–12–13	—	10

					$430	$10

22	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$55,309	$—	$—
Corporate Debt Securities	—	597,305	7,276
Other Government Securities	—	43,513	—
United States Government Agency Obligations	—	13,461	—
United States Government Obligations	—	112,711	—
Short-Term Securities	—	50,645	—
Total	$55,309	$817,635	$7,276
Forward Foreign Currency Contracts	$—	$430	$—

Liabilities
Forward Foreign Currency Contracts	$—	$10	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	24.1%
Brazil	13.8%
India	5.2%
Russia	5.0%
United Kingdom	4.4%
Argentina	4.3%
Luxembourg	3.8%
Panama	3.5%
Mexico	3.1%
Indonesia	2.9%
Singapore	2.8%
Chile	2.5%
Columbia	2.2%
Venezuela	2.0%
Ireland	1.9%
Canada	1.8%
Hong Kong	1.8%
Netherlands	1.7%
China	1.6%
Norway	1.3%
Other Countries	4.7%
Other+	5.6%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS

Government Securities Fund	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Bonds	93.9%
United States Government and Government Agency Obligations	93.9%
Cash and Cash Equivalents	6.1%

Lipper Rankings

Category: Lipper General U.S. Government Funds	Rank	Percentile
1 Year	57/115	50
3 Year	69/110	63
5 Year	63/98	64
10 Year	43/79	54

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	93.9%
AA	93.9%
Cash and Cash Equivalents	6.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

24	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 39.2%
Federal Farm Credit Bank:
5.250%, 1–6–16	$6,000	$6,791
2.625%, 3–26–21	10,500	11,248
3.020%, 7–24–31	10,000	9,885
Federal Home Loan Bank:
5.625%, 6–9–17	10,000	11,936
4.500%, 9–13–19	8,000	9,583
3.625%, 3–12–21	10,000	11,500
5.000%, 4–7–21	5,000	5,249
3.500%, 7–29–21	13,000	14,835
2.500%, 6–20–22	6,575	6,589
1.750%, 10–26–22	7,900	7,902
2.000%, 2–14–28 (A)	10,000	10,016
Federal Home Loan Mortgage Corporation:
1.200%, 8–8–18	7,000	7,014
2.000%, 5–21–20	8,200	8,334
5.400%, 3–17–21	9,500	10,779
2.000%, 9–20–21	5,000	5,014
Federal National Mortgage Association:
2.125%, 10–26–18	5,000	5,027
3.000%, 11–14–18	5,000	5,081
2.000%, 5–24–32 (A)	5,000	5,005
2.000%, 6–14–32 (A)	10,000	9,985
Overseas Private Investment Corporation, 5.142%, 12–15–23	6,793	7,888
Private Export Funding Corporation, 4.375%, 3–15–19	10,000	11,801

		181,462

Mortgage-Backed Obligations – 32.4%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,335
5.000%, 5–15–19	3,572	3,841
5.000%, 5–15–23	4,878	5,378
5.000%, 9–15–31 (B)	148	1
2.500%, 12–15–41	4,896	5,047
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.000%, 7–1–22	713	787
5.000%, 6–1–23	1,171	1,254
4.000%, 7–1–25	2,699	2,869
4.500%, 6–15–27	1,309	1,351
4.500%, 5–1–31	4,441	4,872
4.500%, 5–15–32	3,078	3,178
3.000%, 1–1–33	7,283	7,622
4.000%, 11–15–36	1,807	1,878
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	4,079	4,376
3.500%, 8–25–33	1,405	1,483
4.000%, 10–15–35	3,022	3,099
3.000%, 10–15–36	8,581	8,902
4.500%, 3–25–37	553	563

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO (Continued)
4.500%, 9–15–37	$2,479	$2,556
4.000%, 3–25–39	857	887
2.000%, 4–25–39	5,817	5,876
4.000%, 5–25–39	1,576	1,686
4.500%, 8–15–39	3,389	3,546
3.000%, 11–25–39	1,868	1,929
4.500%, 6–25–40	2,186	2,357
2.500%, 9–20–40	8,773	9,114
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,736
2.580%, 5–1–19	7,000	7,431
4.500%, 9–1–19	1,440	1,549
5.380%, 11–1–20	2,638	2,830
4.375%, 6–1–21	7,749	8,933
5.500%, 10–1–21	2,483	2,719
5.000%, 9–1–22	2,974	3,211
5.500%, 11–1–22	963	1,054
3.500%, 8–1–26	5,176	5,573
4.000%, 12–1–31	4,138	4,445
5.000%, 6–25–32	594	599
5.500%, 12–1–34	1,853	2,044
6.000%, 4–1–39	2,795	3,062
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	1,594	1,722
2.000%, 3–16–42	5,378	5,445
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002–3 Class G, 6.000%, 2–15–30	1,057	1,100

		149,240

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 71.6%		$330,702
(Cost: $320,725)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 22.3%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	14,472
4.375%, 5–15–41	10,000	12,569
United States Treasury Notes:
3.625%, 8–15–19	15,000	17,382

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
United States Treasury Notes (Continued)
3.125%, 5–15–21	$30,000	$33,806
1.625%, 11–15–22	25,000	24,578

		102,807

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.3%		$102,807
(Cost: $93,111)

SHORT-TERM SECURITIES
Commercial Paper – 5.5%
Fannie Mae Discount Notes, 0.070%, 5–1–13 (C)	4,000	4,000
Federal Home Loan Bank, 0.080%, 5–22–13 (C)	13,300	13,298
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.190%, 4–12–13 (C)	900	900
0.150%, 6–10–13 (C)	3,600	3,599
0.150%, 6–14–13 (C)	3,300	3,299

		25,096

Treasury Bills – 1.2%
United States Treasury Bills, 0.070%, 6–27–13	5,380	5,379

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corporation (GTD by United States Government):
0.150%, 4–3–13 (D)	1,334	1,334
0.150%, 4–3–13 (D)	677	677
0.150%, 4–7–13 (D)	987	987

		2,998

TOTAL SHORT-TERM SECURITIES – 7.3%		$33,473
(Cost: $33,472)

TOTAL INVESTMENT SECURITIES – 101.2%		$466,982
(Cost: $447,308)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2%)		(5,385)

NET ASSETS – 100.0%		$461,597

2013	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$330,702	$—
United States Government Obligations	—	102,807	—
Short-Term Securities	—	31,809	1,664
Total	$—	$465,318	$1,664

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

High Income Fund	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Bonds	95.5%
Corporate Debt Securities	76.8%
Senior Loans	18.7%
Cash and Cash Equivalents and Equities	4.5%

Lipper Rankings

Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	13/523	3
3 Year	5/436	2
5 Year	36/384	10
10 Year	96/264	37

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	0.8%
BBB	0.8%
Non-Investment Grade	94.7%
BB	7.7%
B	51.1%
CCC	32.6%
Non-rated	3.3%
Cash and Cash Equivalents and Equities	4.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2013	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Casinos & Gaming – 0.0%
Pinnacle Entertainment, Inc. (A)	52	$753

Food Retail – 0.2%
Roundy’s Supermarkets, Inc.	469	3,082

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	19	827

Oil & Gas Storage & Transportation – 0.2%
Inergy, L.P.	172	3,516

Railroads – 0.2%
Kansas City Southern	31	3,449

TOTAL COMMON STOCKS – 0.6%		$11,627
(Cost: $10,462)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.125%	128	3,482
8.500%	102	2,741

		6,223

Steel – 0.1%
ArcelorMittal, Convertible Preferred	97	2,045

TOTAL PREFERRED STOCKS – 0.4%		$8,268
(Cost: $8,019)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	7	782

TOTAL WARRANTS – 0.0%		$782
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.3%
GenCorp Inc., 7.125%, 3–15–21 (C)	$2,377	2,508
Silver II Borrower SCA and Silver II US Holdings, 7.750%, 12–15–20 (C)	3,164	3,369

		5,877

Agricultural Products – 1.0%
American Seafoods Group LLC, 10.750%, 5–15–16 (C)	8,692	9,170

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Agricultural Products (Continued)
ASG Consolidated LLC, 15.000%, 5–15–17 (C)(D)	$9,793	$10,380

		19,550

Alternative Carriers – 1.8%
Level 3 Communications, Inc.:
11.875%, 2–1–19	13,753	16,125
8.875%, 6–1–19 (C)	2,466	2,694
Level 3 Communications, Inc. and Level 3 Financing, Inc., 7.000%, 6–1–20 (C)	6,423	6,728
Level 3 Financing, Inc.:
8.125%, 7–1–19	9,734	10,707
8.625%, 7–15–20	1,962	2,188

		38,442

Auto Parts & Equipment – 1.8%
Delphi Corporation, 5.000%, 2–15–23	2,365	2,501
Exide Technologies, 8.625%, 2–1–18	4,921	4,226
IDQ Acquisition Corp., 14.000%, 10–1–17 (C)(D)	8,407	8,659
IDQ Holdings, Inc., 11.500%, 4–1–17 (C)	15,337	16,871
Schaeffler Finance B.V., 8.500%, 2–15–19 (C)	4,213	4,792

		37,049

Automotive Manufacturers – 0.7%
Chrysler Group LLC and CG:
8.000%, 6–15–19	1,525	1,672
8.250%, 6–15–21	5,568	6,215
Jaguar Land Rover plc, 5.625%, 2–1–23 (C)	5,542	5,757

		13,644

Automotive Retail – 0.5%
Asbury Automotive Group, Inc., 8.375%, 11–15–20	9,939	11,132

Biotechnology – 0.6%
VWR Funding, Inc., 7.250%, 9–15–17 (C)	12,352	13,078

Broadcasting – 1.1%
Cumulus Media Inc., 7.750%, 5–1–19	14,630	15,032
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4–1–20 (C)	500	555
LIN Television Corporation, 6.375%, 1–15–21 (C)	6,321	6,732

		22,319

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products – 4.2%
HD Supply, Inc.:
11.000%, 4–15–20	$8,301	$10,065
7.500%, 7–15–20 (C)	8,077	8,501
11.500%, 7–15–20	13,791	16,342
10.500%, 1–15–21	18,405	19,141
Isabelle Acquisition Sub Inc., 10.000%, 11–15–18 (C)(D)	13,491	14,941
Ply Gem Industries, Inc., 8.250%, 2–15–18 (C)	10,488	11,104
Unifrax I LLC and Unifrax Holding Company, 7.500%, 2–15–19 (C)	6,398	6,590

		86,684

Cable & Satellite – 2.1%
Cablevision Systems Corporation, 5.875%, 9–15–22	11,820	11,688
Cequel Communications Holdings I, LLC and Cequel Capital Corporation, 6.375%, 9–15–20 (C)	1,046	1,085
LYNX I CORP., 5.375%, 4–15–21 (C)	2,020	2,101
LYNX II CORP., 6.375%, 4–15–23 (C)	606	635
Nara Cable Funding Limited, 8.875%, 12–1–18 (C)	1,662	1,741
Univision Communications Inc., 6.750%, 9–15–22 (C)	4,316	4,661
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (C)	3,178	3,321
WideOpenWest Finance, LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19 (C)	9,311	10,358
13.375%, 10–15–19 (C)	6,625	7,486

		43,076

Casinos & Gaming – 0.7%
MCE Finance Limited, 5.000%, 2–15–21 (C)	5,884	5,943
MGM Mirage, 11.375%, 3–1–18	3,400	4,327
MGM Resorts International, 10.000%, 11–1–16	3,440	4,102

		14,372

Coal & Consumable Fuels – 0.3%
Arch Coal, Inc., 9.875%, 6–15–19 (C)	6,811	6,981

28	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Commodity Chemicals – 0.6%
Orion Engineered Carbons Holdings GmbH, 9.250%, 8–1–19 (C)(D)	$12,457	$12,582

Construction & Engineering – 0.3%
J.M. Huber Corporation, 9.875%, 11–1–19 (C)	5,025	5,691
USG Corporation, 9.750%, 1–15–18	975	1,155

		6,846

Construction & Farm Machinery & Heavy Trucks – 0.2%
Titan International, Inc., 7.875%, 10–1–17 (C)	3,961	4,263

Construction Materials – 1.2%
Headwaters Incorporated, 7.625%, 4–1–19	6,132	6,561
Headwaters Incorporated, Convertible, 8.750%, 2–1–16	7,975	8,668
Hillman Group, Inc. (The), 10.875%, 6–1–18	8,536	9,390

		24,619

Consumer Finance – 2.9%
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (C)	7,659	8,253
Speedy Group Holdings Corp., 12.000%, 11–15–17 (C)	4,107	4,282
TMX Finance Holdings Inc., 11.000%, 10–15–15 (C)(D)	4,925	4,937
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	3,364	3,684
TransUnion Holding Company, Inc., 8.125%, 6–15–18 (C)(D)	11,610	12,394
TransUnion LLC and TransUnion Financing Corporation, 9.625%, 6–15–18 (D)	24,093	26,201

		59,751

Containers – 0.5%
BOE Merger Corporation, 9.500%, 11–1–17 (C)(D)	7,380	7,942
Sealed Air Corporation, 5.250%, 4–1–23 (C)	2,309	2,318

		10,260

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (C)	21,000	21,787
6.375%, 4–1–20 (C)	18,365	19,788

		41,575

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Banks – 0.6%
Bank of America Corporation:
8.000%, 12–29–49 (E)		$9,050	$10,191
8.125%, 12–29–49 (E)		1,499	1,690

			11,881

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH, 10.000%, 6–15–18 (C)(F)	EUR	3,131	4,496

Diversified Metals & Mining – 2.1%
American Gilsonite Holding Company, 11.500%,9–1–17 (C)		$8,864	9,418
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (C)		2,200	2,269
6.000%, 4–1–17 (C)		2,347	2,412
6.875%, 2–1–18 (C)		1,700	1,787
8.250%, 11–1–19 (C)		1,331	1,436
6.875%, 4–1–22 (C)		16,261	17,032
Inmet Mining Corporation, 7.500%, 6–1–21 (C)		3,327	3,593
Walter Energy Inc., 9.875%,12–15–20 (C)		5,257	5,704

			43,651

Diversified Support Services – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18		9,445	9,209

Diversified Telecom – 0.5%
Consolidated Communications Finance Co., 10.875%, 6–1–20 (C)		8,290	9,451

Education Services – 2.9%
Laureate Education, Inc.:
12.750%, 8–15–17 (C)		17,520	18,637
9.250%, 9–1–19 (C)		37,589	41,771

			60,408

Electric Utilities – 0.3%
Alliant Holdings, 7.875%, 12–15–20 (C)		6,654	6,837

Electronic Components – 0.6%
WireCo WorldGroup Inc., 9.500%, 5–15–17		11,795	12,326

Electronic Manufacturing Services – 0.9%
Jabil Circuit, Inc., 4.700%, 9–15–22		2,141	2,133
KEMET Corporation, 10.500%, 5–1–18		15,385	16,039

			18,172

Energy – 0.1%
Walter Energy, Inc., 8.500%, 4–15–21 (C)		1,909	1,957

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Environmental & Facilities Services – 0.2%
Heckmann Corporation, 9.875%, 4–15–18 (C)	$3,617	$3,839

Food Distributors – 3.6%
Hawk Acquisition Sub, Inc., 4.250%, 10–15–20 (C)	3,818	3,823
Michael Foods Holding, Inc., 8.500%, 7–15–18 (C)(D)	19,822	20,466
U.S. Foodservice, Inc., 8.500%, 6–30–19 (C)	34,177	36,271
Viskase Companies, Inc., 9.875%, 1–15–18 (C)	14,952	15,849

		76,409

General Merchandise Stores – 0.3%
Pantry, Inc., (The), 8.375%, 8–1–20 (C)	5,182	5,558

Health Care Equipment – 0.8%
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17	2,580	2,690
Immucor, Inc., 11.125%, 8–15–19	11,875	13,537

		16,227

Health Care Facilities – 3.7%
Acadia Healthcare Company, Inc.:
12.875%, 11–1–18	5,438	6,662
6.125%, 3–15–21 (C)	4,274	4,413
Alere Inc., 7.250%, 7–1–18 (C)	8,180	8,691
Chiron Merger Sub, Inc., 12.500%, 11–1–19	4,189	4,126
INC Research, LLC, 11.500%, 7–15–19 (C)	2,125	2,279
Kindred Healthcare, Inc., 8.250%, 6–1–19	4,325	4,293
Physio-Control International, Inc., 9.875%, 1–15–19 (C)	5,632	6,350
Tenet Healthcare Corporation:
6.750%, 2–1–20	6,592	7,086
6.875%, 11–15–31	13,861	12,683
Truven Health Analytics, 10.625%, 6–1–20 (C)	16,220	18,490

		75,073

Health Care Services – 0.9%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (C)	12,661	14,117
WP Rocket Merger Sub, Inc., 10.125%, 7–15–19 (C)	4,685	4,767

		18,884

2013	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Home Furnishings – 0.9%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (C)	$17,851	$18,587

Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc., 7.875%, 5–15–21	9,300	10,346

Industrial – Other – 0.3%
Dynacast International LLC and Dynacast Finance Inc., 9.250%, 7–15–19	1,996	2,186
MasTec, Inc., 4.875%, 3–15–23	3,163	3,131

		5,317

Industrial Machinery – 0.1%
Dematic S.A. and DH Services Luxembourg S.a.r.l., 7.750%, 12–15–20 (C)	2,091	2,175

Integrated Telecommunication Services – 0.2%
CenturyLink, Inc., 5.625%, 4–1–20	3,363	3,440

Investment Banking & Brokerage – 1.5%
E*TRADE Financial Corporation:
6.750%, 6–1–16	4,420	4,763
6.000%, 11–15–17	7,500	7,847
6.375%, 11–15–19	7,500	7,931
GFI Group Inc., 9.625%, 7–19–18	9,873	9,305

		29,846

IT Consulting & Other Services – 0.3%
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10–1–19	6,206	6,516

Leisure Facilities – 1.4%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (C)	14,498	15,368
Regal Entertainment Group, 5.750%, 2–1–25	7,019	6,896
Viking Cruises, Ltd., 8.500%, 10–15–22 (C)	5,134	5,647

		27,911

Lodging – 0.3%
Ryman Hospitality Properties, Inc., 5.000%, 4–15–21 (C)	5,952	5,997

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Marine – 1.0%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19 (C)	$18,440	$19,685

Metal & Glass Containers – 1.8%
Ardagh Packaging Finance plc and Ardagh Holdings USA Inc. (GTD by Ardagh Packaging Holdings Limited):
7.000%, 11–15–20 (C)	3,008	3,091
4.875%, 11–15–22 (C)	1,403	1,385
Consolidated Container Company LLC and Consolidated Container Capital, Inc., 10.125%, 7–15–20 (C)	23,752	26,008
Plastipak Holdings, Inc., 10.625%, 8–15–19 (C)	5,035	5,765

		36,249

Movies & Entertainment – 0.7%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20	3,946	4,553
Carmike Cinemas, Inc., 7.375%, 5–15–19	8,876	9,741

		14,294

Oil & Gas Drilling – 0.5%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (C)	9,165	10,196

Oil & Gas Equipment & Services – 0.4%
Global Geophysical Services, Inc.:
10.500%, 5–1–17	9,486	8,171

Oil & Gas Exploration & Production – 1.2%
Armstrong Energy, Inc., 11.750%, 12–15–19 (C)	16,353	15,862
Chesapeake Energy Corporation, 5.750%, 3–15–23	5,494	5,570
Sabine Pass Liquefaction, LLC, 5.625%, 2–1–21 (C)	2,961	3,072

		24,504

Oil & Gas Refining & Marketing – 3.4%
Energy Partners Ltd., 8.250%, 2–15–18	14,106	14,988
EP Energy, 9.375%, 5–1–20	4,802	5,546
EP Energy LLC and Everest Acquisition Finance Inc., 7.750%, 9–1–22	1,591	1,758
Offshore Group Investment Limited:
7.500%, 11–1–19 (C)	12,750	13,515
7.125%, 4–1–23 (C)	4,652	4,757

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing (Continued)
PetroBakken Energy Ltd., 8.625%, 2–1–20 (C)	$1,395	$1,423
Samson Investment Company, 9.750%, 2–15–20 (C)	16,158	17,168
Shelf Drilling Holdings, Ltd., 8.625%, 11–1–18 (C)	9,417	9,982

		69,137

Oil Services – 0.4%
EPL Oil & Gas, Inc., 8.250%, 2–15–18 (C)	4,168	4,418
Sidewinder Drilling Inc, 9.750%, 11–15–19 (C)	3,072	3,087

		7,505

Packaged Foods & Meats – 1.2%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (C)	9,683	10,651
9.625%, 3–15–18 (C)(D)	12,825	13,338

		23,989

Paper Packaging – 0.9%
AOT Bedding Super Holdings, 8.125%, 10–1–20 (C)	2,603	2,704
Reynolds Group Holdings Limited:
9.000%, 4–15–19	10,190	10,776
9.875%, 8–15–19	2,193	2,404
8.250%, 2–15–21	1,632	1,681

		17,565

Pharmaceuticals – 1.1%
Jaguar Holding Co I, 9.375%, 10–15–17 (C)(D)	20,538	22,053

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp, 11.500%, 12–15–19 (C)	8,039	8,984

Real Estate Investment Trust – 0.2%
CBRE Services, Inc., 5.000%, 3–15–23	3,947	3,991

Restaurants – 4.0%
Alphabet Holding Company, Inc., 7.750%, 11–1–17 (C)(D)	4,105	4,279
Carrols Restaurant Group, Inc., 11.250%, 5–15–18	7,005	7,889
CKE Holdings, Inc., 10.500%, 3–14–16 (C)(D)	24,671	26,090
Dave & Buster’s, Inc., 0.000%, 2–15–16 (C)(G)	25,665	19,731
NPC International, Inc., 10.500%, 1–15–20	11,467	13,359

30	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Restaurants (Continued)
Ruby Tuesday, Inc., 7.625%, 5–15–20 (C)		$5,802	$5,758
Shearer’s Foods LLC, and Chip Finance Corporation, 9.000%, 11–1–19		3,646	3,992

			81,098

Retail Stores – 2.1%
Coinstar, Inc., 6.000%, 3–15–19 (C)		4,886	4,996
Fifth & Pacific Companies, Inc., 10.500%, 4–15–19		215	242
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (C)(D)		16,570	17,398
PETCO Holdings Inc, 8.500%, 10–15–17 (C)(D)		13,135	13,545
Radio Systems Corp, 8.375%, 11–1–19 (C)		2,049	2,167
Toys “R” Us, Inc., 10.375%, 8–15–17		5,567	5,644

			43,992

Retail Stores – Other – 0.5%
Bon-Ton Stores, Inc. (The), 10.625%, 7–15–17		10,663	10,676

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible, 3.250%, 4–1–16		975	1,026

Semiconductors – 0.2%
Freescale Semiconductor, Inc., 8.050%, 2–1–20		3,698	3,911

Service – Other – 1.8%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19		12,455	12,829
Emdeon, Inc., 11.000%, 12–31–19		11,571	13,336
Flextronics International Ltd.:
4.625%, 2–15–20 (C)		3,097	3,128
5.000%, 2–15–23 (C)		5,161	5,148
ServiceMaster Company (The), 8.000%, 2–15–20		3,122	3,348

			37,789

Specialized Consumer Services – 1.1%
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)		10,858	11,319
7.500%, 6–15–19 (C)(F)	EUR	8,660	11,712

			23,031

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 1.6%
CNG Holdings, Inc., 9.375%, 5–15–20 (C)	$3,276	$3,215
International Lease Finance Corporation:
3.875%, 4–15–18	1,091	1,090
5.875%, 4–1–19	4,185	4,523
4.625%, 4–15–21	1,091	1,088
5.875%, 8–15–22	5,766	6,219
WM Finance Corp., 11.500%, 10–1–18	5,472	6,422
WM Holdings Finance Corp., 13.750%, 10–1–19	8,505	10,014

		32,571

Specialized REITs – 0.9%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	19,447	19,447

Specialty Chemicals – 1.0%
Taminco Acquisition Corporation, 9.125%, 12–15–17 (C)(D)	20,020	20,220

Specialty Stores – 0.6%
New Academy Finance Co LLC, 8.000%, 6–15–18 (C)(D)	11,937	12,355

Steel – 0.2%
Severstal Columbus LLC, 10.250%, 2–15–18	4,300	4,655

Technology – 0.7%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18	6,520	7,661
J2 Global, Inc., 8.000%, 8–1–20	7,183	7,650

		15,311

Technology Distributors – 0.9%
Sophia, L.P. and Sophia Finance, Inc., 9.750%, 1–15–19 (C)	16,742	18,667

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (C)	10,282	11,207

Tobacco – 0.3%
Sun Products Corporation, 7.750%, 3–15–21 (C)	5,130	5,168

Wireless – 0.1%
DigitalGlobe, Inc., 5.250%, 2–1–21 (C)	1,975	1,963

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service – 0.6%
Digicel Group Limited:
10.500%, 4–15–18 (C)	$5,452	$6,065
8.250%, 9–30–20 (C)	1,643	1,742
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (C)	4,060	4,304

		12,111

TOTAL CORPORATE DEBT SECURITIES – 76.8%		$1,578,134
(Cost: $1,487,284)

SENIOR LOANS
Application Software – 2.0%
EZE Software Group LLC, 0.000%, 3–14–21 (E)	3,369	3,428
Misys plc and Magic Newco, LLC:
0.000%, 6–12–19 (E)	386	434
12.000%, 6–12–19 (E)	32,305	36,289

		40,151

Broadcasting – 0.3%
Granite Broadcasting Corporation, 9.500%, 5–23–19 (E)	5,769	5,755

Building Products – 0.4%
HD Supply, Inc., 4.500%,10–12–17 (E)	8,259	8,334

Cable & Satellite – 0.8%
WideOpenWest Finance, LLC, 6.250%, 7–17–18 (E)	15,529	15,682

Casinos & Gaming – 0.6%
Cannery Casino Resorts LLC, 6.000%, 10–5–18 (E)	2,924	2,972
Centaur Acquisition, LLC:
5.250%, 1–31–19 (E)	3,144	3,187
8.750%, 1–31–20 (E)	1,467	1,489
Harrah’s Las Vegas Propco, LLC, 0.000%, 2–13–15 (E)	4,651	4,380

		12,028

2013	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

SENIOR LOANS (Continued)	Principal		Value
Chemicals – 0.5%
Al Chem & Cy S.C.A.:
0.000%, 9–12–19 (E)(F)	EUR	2,013	$2,593
0.000%, 9–12–19 (E)		$2,237	2,262
0.000%, 3–12–20 (E)		4,606	4,704

			9,559

Diversified Metals & Mining – 0.2%
FMG Resources Pty Ltd., 5.250%, 10–12–17 (E)		4,094	4,141

Diversified Real Estate Activities – 1.8%
HLT Property Acquisition, LLC:
0.000%, 11–12–15 (E)		3,493	3,406
4.204%, 11–12–15 (E)		9,981	9,731
4.454%, 11–12–15 (E)		24,953	24,329

			37,466

Diversified Support Services – 1.2%
Advantage Sales & Marketing, Inc.:
8.250%, 6–18–18 (E)		16,562	16,770
13.000%, 12–30–18 (E)		6,000	6,060
Applied Systems, Inc., 9.500%, 6–8–17 (E)		1,290	1,293

			24,123

Electric Utilities – 0.1%
Alliant Holdings I, Inc., 5.000%, 11–26–19 (E)		2,447	2,475

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 9–10–15 (E)		7,515	7,477

Food Distributors – 0.4%
U.S. Foodservice, Inc.: 5.750%, 6–6–17 (E)		9,054	9,164

Food Retail – 0.9%
Focus Brands, Inc.:
6.250%, 2–22–18 (E)		4,028	4,068
7.250%, 2–22–18 (E)		64	65
10.250%, 8–21–18 (E)		13,764	14,074

			18,207

Health Care Facilities – 0.5%
National Surgical Hospitals, Inc., 8.250%, 2–3–17 (E)		10,401	10,323

Health Care Supplies – 0.4%
Sage Products Holdings III, LLC, 9.250%, 6–13–20 (E)		8,579	8,815

Home Furnishings – 0.5%
Spring Windows Fashions, LLC, 11.250%, 5–31–18 (E)		10,200	10,268

SENIOR LOANS (Continued)	Principal	Value
Hypermarkets & Super Centers – 0.3%
BJ’s Wholesale Club, Inc., 9.750%, 3–6–20 (E)	$6,312	$6,520

Independent Power Producers & Energy Traders – 0.7%
Texas Competitive Electric Holdings Company, LLC:
4.702%, 10–10–17 (E)	12,925	9,154
4.792%, 10–10–17 (E)	6,614	4,684

		13,838

Internet Software & Services – 0.3%
W3 Co.:
5.750%, 2–21–20 (E)	2,679	2,696
0.000%, 8–21–20 (E)	1,118	1,135
9.250%, 8–21–20 (E)	2,226	2,260

		6,091

Leisure Facilities – 0.1%
Northfield Park Associates LLC, 9.000%, 11–9–18 (E)	2,047	2,119

Metal & Glass Containers – 0.4%
Evergreen Tank Solution, Inc., 9.500%, 9–11–18 (E)	8,271	8,245

Movies & Entertainment – 2.1%
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (E)	14,395	14,611
9.250%, 10–16–19 (E)	26,358	27,906

		42,517

Oil & Gas Exploration & Production – 1.5%
Chesapeake Energy Corporation, 5.750%, 12–2–17 (E)	27,000	27,807
Sabine Oil & Gas LLC: 8.750%, 12–31–18 (E)	3,609	3,692

		31,499

Oil & Gas Refining & Marketing – 0.4%
Offshore Group Investment Limited, 0.000%, 3–28–19 (E)	3,168	3,180
Samson Investment Company, 6.000%, 9–25–18 (E)	5,264	5,323

		8,503

Paper Packaging – 0.4%
FPC Holdings, Inc., 9.250%, 5–16–20 (E)	7,863	7,863

Paper Products – 0.5%
NewPage Corporation, 8.750%, 11–16–18 (E)	11,970	12,255

SENIOR LOANS (Continued)	Principal	Value
Research & Consulting Services – 0.7%
AlixPartners, LLP, 10.750%, 6–29–19 (E)	$14,522	$14,885

Specialized Finance – 0.3%
Orchard Acquisition Company, LLC, 9.000%, 2–4–19 (E)	6,243	6,170

TOTAL SENIOR LOANS – 18.7%		$384,473
(Cost: $374,800)

SHORT-TERM SECURITIES
Commercial Paper – 3.4%
Bemis Company, Inc.:
0.310%, 4–8–13 (H)	3,250	3,250
0.340%, 5–1–13 (H)	4,000	3,999
Campbell Soup Company, 0.190%, 5–21–13 (H)	5,000	4,999
Clorox Company (The):
0.320%, 4–29–13 (H)	4,225	4,224
0.350%, 5–2–13 (H)	7,200	7,198
0.290%, 5–6–13 (H)	5,000	4,999
CVS Caremark Corporation, 0.230%, 4–1–13 (H)	4,685	4,685
Diageo Capital plc (GTD by Diageo plc), 0.250%, 4–3–13 (H)	9,000	9,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.290%, 4–16–13 (H)	4,000	3,999
Kellogg Co., 0.190%, 4–1–13 (H)	8,000	8,000
McCormick & Co. Inc., 0.170%, 4–1–13 (H)	9,674	9,673
Virginia Electric and Power Company, 0.330%, 5–8–13 (H)	6,000	5,998

		70,024

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (I)	125	125

TOTAL SHORT-TERM SECURITIES – 3.4%		$70,149
(Cost: $70,149)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,053,433
(Cost: $1,951,122)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,181

NET ASSETS – 100.0%		$2,054,614

32	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $1,007,786 or 49.1% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at March 31, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	12,900	4–22–13	$214	$—

2013	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$11,627	$—	$—
Preferred Stocks	6,223	2,045	—
Warrants	—	782	—
Corporate Debt Securities	—	1,553,063	25,071
Senior Loans	—	301,701	82,772
Short-Term Securities	—	70,149	—
Total	$17,850	$1,927,740	$107,843
Forward Foreign Currency Contracts	$—	$214	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 10-1-12	$204	$—	$65,180
Net realized gain (loss)	—	—	21
Net unrealized appreciation (depreciation)	—	(71)	2,646
Purchases	—	15,791	41,965
Sales	—	—	(15,185)
Transfers into Level 3 during the period	—	9,351	14,649
Transfers out of Level 3 during the period	(204)	—	(26,504)
Ending Balance 3-31-13	$—	$25,071	$82,772
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-13	$—	$(71)	$2,777

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$25,071	Third-party Valuation service	Vendor/Broker quotes
Senior Loans	$82,772	Third-party Valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Municipal Bond Fund	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Bonds	85.6%
Municipal Bonds	85.6%
Cash and Cash Equivalents	14.4%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	176/252	70
3 Year	113/225	50
5 Year	43/202	22
10 Year	44/162	27

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	79.4%
AAA	2.7%
AA	28.2%
A	29.2%
BBB	19.3%
Non-Investment Grade	6.2%
BB	1.4%
Below CCC	0.0%
Non-rated	4.8%
Cash and Cash Equivalents	14.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2013	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 0.5%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,303
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	3,035

		5,338

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	2,045

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	2,000	2,298
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002 (Insured by NPFGC), 5.375%, 7–1–13	1,000	1,004
Coconino Cnty, AZ Pollutn Ctl Corp,, Pollutn Ctl Rfdg Rev Bonds (NV Power Co Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC), 0.555%, 9–1–32 (A)	3,000	2,784
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	3,193
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,485

		11,764

California – 13.7%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,177
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,563
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 1.006%, 4–1–45 (A)	4,000	4,018

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.220%, 4–1–45 (A)	$8,500	$8,501
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC), 5.500%, 12–1–16	10	12
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	2,250	2,610
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,441
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,293
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,175
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,347
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,646
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–33	1,000	1,017
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,750	1,846
6.350%, 7–1–46	1,000	1,066
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011, 5.000%, 5–15–21	170	196
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,311
5.250%, 2–1–19	7,000	7,121
5.250%, 11–1–21	1,000	1,030
5.000%, 2–1–22	7,000	7,276
5.250%, 9–1–26	3,500	4,132
5.500%, 4–1–28	3,000	3,159
5.250%, 10–1–29	2,500	2,924
5.750%, 4–1–31	5,000	5,909
6.000%, 3–1–33	1,000	1,233

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Various Purp GO Bonds: (Continued)
6.000%, 11–1–39	$4,500	$5,447
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	8,000	9,045
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	892
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9–1–24	2,000	2,421
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp, 5.750%, 2–1–30	2,000	2,215
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd Tax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A, 0.506%, 3–1–34 (A)	2,000	2,007
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A (Insured by NPFGC), 5.200%, 12–1–14	20	20
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999 (Insured by NPFGC), 0.000%, 1–15–17 (B)	7,500	6,077
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1, 6.750%, 6–1–39	2,500	2,529
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,472
0.000%, 8–1–32 (B)	5,000	2,101
0.000%, 8–1–33 (B)	5,000	1,953
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	3,094
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,460
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,682
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,064

36	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC), 5.500%, 8–1–29	$3,800	$4,069
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10–1–28	500	577
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	1,000	1,093
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	3,185	3,782
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,197
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	612
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,164
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2 (Insured by FGIC), 5.000%, 10–1–27	5,000	5,123
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC), 5.500%, 5–15–20	1,500	1,551
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,193
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,422

		140,265

Colorado – 2.1%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,428

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	$1,590	$1,854
7.400%, 12–1–38	1,000	1,171
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,500	2,702
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008: 5.500%, 11–1–27	1,000	1,188
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA), 5.500%, 11–1–29	895	929
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	2,750	2,996
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	3,195
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	5,082

		21,545

Connecticut – 0.4%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,904
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	995	999

		3,903

District Of Columbia – 0.9%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,250	2,603
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	6,500	6,363

		8,966

MUNICIPAL BONDS (Continued)	Principal	Value
Florida – 6.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	$2,500	$2,802
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6–1–20	1,000	1,190
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1, 1.370%, 6–1–15 (A)	4,500	4,529
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	3,600	4,168
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004, 5.250%, 8–15–24	5,000	5,347
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A, 5.250%, 6–1–26	3,000	3,192
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B, 5.000%, 10–1–20	2,000	2,046
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	4,414
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A (Insured by NPFGC), 5.500%, 9–1–13	2,460	2,470
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,882
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,500	2,834
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,761
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	3,055
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	5,000	6,177

2013	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 6.000%, 10–1–23	$2,500	$3,053
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,803
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	3,004
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	1,139
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,887
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22	2,250	2,629

		64,382

Georgia – 1.8%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,463
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,500	3,785
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	2,500	2,820
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,746
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A, 6.250%, 7–1–31 (C)	515	—
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012, (Insured by AGM):
3.000%, 1–1–16	1,050	1,110
3.000%, 1–1–17	500	534
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003 (Insured by AMBAC), 5.250%, 4–1–20	3,000	3,076

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia (Continued)
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	$2,100	$2,559

		18,093

Guam – 0.3%
A.B. Won Pat, GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C (Insured by NPFGC), 5.375%, 10–1–20	3,305	3,341

Idaho – 0.4%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	927
5.750%, 9–1–20	1,000	1,239
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,347

		4,513

Illinois – 2.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,500	1,511
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	1,300	1,434
Cmnty College Dist No. 525, Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle and Kankakee, (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008, 5.750%, 6–1–28	1,000	1,169
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C (Insured by GNMA/FNMA/FHLMC), 5.600%, 10–1–34	620	645
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,841
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	3,161
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	3,002

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Student Hsng Rev Bonds (CHF - DeKalb, L.L.C. - Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	$2,000	$2,241
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	8,750	9,068
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (B)	2,000	444
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	4,036

		29,552

Indiana – 1.5%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	1,750	1,900
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC), 7.400%, 7–1–15	4,775	5,156
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC), 7.400%, 7–1–15	8,000	8,638

		15,694

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,085
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	3,041
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,404
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	1,000	1,048

		7,578

38	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	$2,000	$2,403
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	3,331
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2 (Insured by GNMA/FNMA), 5.650%, 6–1–35	780	819
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4 (Insured by GNMA/FNMA), 5.625%, 6–1–36	340	350
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	617

		7,520

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,351
6.500%, 3–1–45	2,000	2,392

		7,743

Louisiana – 1.9%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,128
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,250	5,986
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,169
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,395

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana (Continued)
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	$1,000	$1,173
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,779
New Orleans, LA, GO Rfdg Bonds, Ser 2012, 5.000%, 12–1–25	1,500	1,712
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,300
5.000%, 12–1–27	1,500	1,716

		19,358

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	1,250	1,403

Maryland – 0.9%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,988
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.966%, 5–15–38 (A)	5,560	5,588
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,600

		9,176

Massachusetts – 1.5%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,500	2,847
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	795	913
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	1,086

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	$1,615	$1,782
The Cmnwlth of MA, GO Bonds, Ser 2003D, 5.250%, 10–1–21	2,500	2,563
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A, 0.480%, 2–1–17 (A)	6,000	6,033

		15,224

Michigan – 2.1%
Board of Regents of Eastn MI Univ, Gen Rev Rfdg Bonds, Ser 2002A (Insured by FGIC), 5.800%, 6–1–13	1,530	1,544
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,145
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	2,000	2,463
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A, 5.750%, 7–1–37	1,500	1,682
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,250	4,813
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,968
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,277
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,396

		21,288

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	2,091

2013	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Minnesota (Continued)
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11–15–32	$1,000	$1,213
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,356

		5,660

Missouri – 2.1%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	1,000	1,074
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,265	2,276
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,250	2,487
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,021
5.750%, 6–1–39	1,000	1,118
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,300	2,327
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	2,000	2,127
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009F, 6.250%, 4–1–38	2,000	2,120
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003 (Insured by NPFGC), 5.500%, 6–1–19	2,650	2,674
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	2,500	2,694
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7–15–36 (B)	2,350	779
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert - St. Louis Intl Arpt), Ser 2003A, 5.250%, 7–1–18	1,000	1,010

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	$2,000	$120

		21,827

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	1,098

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,421
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	2,177
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,029

		6,627

New Hampshire – 0.6%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,635	1,822
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,132
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	1,985	2,426
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	675	712

		6,092

New Jersey – 5.0%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC):
5.250%, 1–1–18	1,860	1,992
5.250%, 1–1–23	1,350	1,424
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	3,067

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002 (Insured by NPFGC), 5.375%, 12–15–13	$2,000	$2,022
Newark, NJ, Tax Appeal Rfdg Notes, Ser 2012E, 2.000%, 12–11–13	2,000	2,010
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. - Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,286
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,410
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	3,030
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I, 1.720%, 3–1–28 (A)	15,000	15,014
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,236
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,575
5.500%, 12–1–21	1,145	1,347
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,653
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	10,000	2,527
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	4,308
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	1,000	1,256
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	3,083

		51,240

40	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New Mexico – 0.3%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC), 6.000%, 1–1–37	$835	$899
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	1,920	1,977

		2,876

New York – 5.3%
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec) Ser 2003C-1 (Insured by AGM), 0.408%, 11–1–33 (A)	5,000	4,738
Battery Park City Auth, Jr Rev Bonds (Auction Rate Sec), Ser 2003C-5 (Insured by AMBAC), 0.410%, 11–1–31 (A)	10,000	9,525
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A, 6.250%, 4–1–33	1,000	1,228
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985A (Insured by AMBAC), 0.511%, 12–1–23 (A)	4,350	4,224
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Sub Ser 1999A-1 (Insured by AMBAC), 0.175%, 5–1–34 (A)	8,000	6,880
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,783
0.000%, 3–1–26 (B)	2,685	1,698
0.000%, 3–1–27 (B)	2,500	1,504
NYC, GO Bonds, Ser 2003A, 5.750%, 8–1–14	165	166
NYC, GO Bonds, Ser 2003J, 5.500%, 6–1–19	3,990	4,027
NYC, GO Bonds, Ser 2004D: 5.250%, 10–15–21	6,110	6,279
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	4,490	5,268
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	625	626

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	$3,605	$3,610
Tob Stlmt Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C, 5.500%, 6–1–21	2,000	2,019

		53,575

North Carolina – 0.9%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C, 5.500%, 1–1–14	3,000	3,119
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,236
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	2,465	2,654
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,049
5.750%, 1–1–39	1,000	1,146

		9,204

Ohio – 1.4%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A: 6.000%, 1–1–21	1,000	1,015
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,198
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,365
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	5,065
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	1,123
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,212

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio (Continued)
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC), 6.200%, 9–1–33	$825	$866

		13,844

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	570	622
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,166

		1,788

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,182

Pennsylvania – 4.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,222
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,265
6.000%, 6–1–36	2,750	3,097
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,837
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	843
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,928
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (B)	4,000	4,207
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,501
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (B)	8,500	8,418

2013	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	$2,600	$2,869
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,816
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	10,750	12,040

		50,043

Puerto Rico – 4.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,500	1,601
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A, 5.250%, 7–1–21	5,740	5,815
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 5.500%, 7–1–39	7,500	7,251
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A:
5.000%, 7–1–28	1,000	1,005
6.000%, 7–1–44	5,300	5,336
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien), 6.000%, 7–1–38	3,500	3,532
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,250	4,319
PR Elec Power Auth, Power Rev Bonds, Ser ZZ, 5.250%, 7–1–24	2,680	2,750
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	1,750	1,730
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (B)	5,000	5,176
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (B)	4,500	3,542

		42,057

Rhode Island – 0.7%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,848

MUNICIPAL BONDS (Continued)	Principal	Value
Rhode Island (Continued)
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	$4,330	$4,906
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	495	563

		7,317

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,732

South Dakota – 0.2%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	1,420	1,534

Tennessee – 1.1%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	885
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,738
5.750%, 7–1–20	1,330	1,657
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	3,169
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,985

		11,434

Texas – 11.5%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.500%, 8–15–27	2,000	2,225
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,000	3,383

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	$1,000	$1,123
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,256
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A (Insured by NPFGC), 5.500%, 11–1–19	5,000	5,154
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	3,076
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	3,039
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	3,305
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,806
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC), 5.750%, 11–15–15	1,500	1,515
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	1,030
6.000%, 2–15–33	500	513
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 0.720%, 5–15–34 (A)	3,500	3,537
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004 (Insured by AGM), 5.750%, 2–15–30	6,000	6,293
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 6.250%, 5–15–28	2,500	2,994

42	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	$4,500	$4,937
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	5,000	5,357
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	25,000	12,530
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8–15–39	1,000	1,148
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	4,000	4,243
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	3,108
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,779
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–16	2,000	2,189
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,378
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,825
7.000%, 6–30–40	5,000	6,046
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,956
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	4,560

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC), 0.000%, 8–15–26 (B)	$24,500	$15,170
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B, 1.250%, 8–15–42 (A)	4,500	4,540

		117,015

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM), 5.500%, 11–1–37	620	652

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,170

Virginia – 0.7%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	3,033
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,923
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 6.375%, 1–1–36	1,980	2,252

		7,208

Washington – 2.3%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	2,250	2,527
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003 (Insured by NPFGC), 5.750%, 12–1–19	1,665	1,720
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,152

MUNICIPAL BONDS (Continued)	Principal	Value
Washington (Continued)
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	$2,500	$3,139
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	1,500	1,650
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	2,910	3,077
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	9,902

		23,167

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	1,700	1,960
WV Infra GO Bonds, Ser 1999A (Insured by FGIC), 0.000%, 11–1–13 (B)	4,000	3,994

		5,954

Wisconsin – 0.5%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,194
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,694
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,330

		5,218

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	675	680
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,149

		1,829

TOTAL MUNICIPAL BONDS – 85.6%		$873,034
(Cost: $779,998

2013	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 0.6%
Kroger Co. (The):
0.320%, 4–1–13 (D)	$1,281	$1,281
0.370%, 4–9–13 (D)	5,000	5,000

		6,281

Municipal Obligations – 12.8%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.160%, 4–1–13 (E)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.100%, 4–1–13 (E)	9,700	9,700
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.110%, 4–1–13 (E)	4,500	4,500
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.140%, 4–1–13 (E)	7,902	7,902
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.110%, 4–7–13 (E)	2,500	2,500
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.180%, 4–7–13 (E)	2,415	2,415
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.130%, 4–7–13 (E)	1,060	1,060
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.140%, 4–7–13 (E)	500	500

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank, N.A.), 0.100%, 4–1–13 (E)	$13,600	$13,600
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.120%, 4–7–13 (E)	1,500	1,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	8,130	8,130
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	6,490	6,490
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	9,000	9,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.120%, 4–7–13 (E)	9,000	9,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.120%, 4–7–13 (E)	5,984	5,984
NYC GO Bonds, Fiscal 2008 Series L-4, 0.130%, 4–1–13 (E)	4,000	4,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.140%, 4–1–13 (E)	8,545	8,545

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.110%, 4–7–13 (E)	$8,749	$8,749
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.190%, 4–7–13 (E)	2,000	2,000
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.160%, 4–7–13 (E)	11,138	11,138
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	1,725	1,725
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.170%, 4–1–13 (E)	4,080	4,080
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.), 0.110%, 4–7–13 (E)	2,745	2,745

		130,263

TOTAL SHORT-TERM SECURITIES – 13.4%		$136,544
(Cost: $136,544)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,009,578
(Cost: $916,542)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		10,348

NET ASSETS – 100.0%		$1,019,926

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

44	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2013 (UNAUDITED)

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$843,879	$29,155
Short-Term Securities	—	136,544	—
Total	$—	$980,423	$29,155

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-12	$4,909
Net realized gain (loss)	21
Net unrealized appreciation (depreciation)	463
Purchases	23,422
Sales	(677)
Transfers into Level 3 during the period	1,717
Transfers out of Level 3 during the period	(700)
Ending Balance 3-31-13	$29,155
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-13	$463

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$29,155	Third-party Valuation service	Vendor/Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp. FNMA = Federal National Mortgage Association

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS

Municipal High Income Fund	ALL DATA IS AS OF MARCH 31, 2013 (UNAUDITED)

Asset Allocation

Bonds	91.2%
Municipal Bonds	91.2%
Cash and Cash Equivalents	8.8%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	99/117	84
3 Year	75/111	67
5 Year	10/89	12
10 Year	8/65	13

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	40.4%
AA	3.2%
A	13.7%
BBB	23.5%
Non-Investment Grade	50.8%
BB	5.3%
B	2.3%
CCC	1.1%
Below CCC	0.0%
Non-rated	42.1%
Cash and Cash Equivalents	8.8%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

46	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A, 7.000%, 9–1–32	$1,000	$1,162

Arizona – 3.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.016%, 1–1–37 (A)	10,000	9,548
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	10,218
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,522
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,543
6.250%, 12–1–46	1,500	1,621
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,396
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,341

		28,189

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	1,000	1,131

California – 7.2%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	5,400	5,936
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2001A, 1.370%, 4–1–36 (A)	5,000	5,000
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	933

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	$4,000	$4,757
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA), 6.625%, 8–1–29	2,225	2,752
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	3,000	3,163
6.350%, 7–1–46	1,750	1,866
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,760
CA Various Purp GO Bonds, 6.000%, 11–1–39	1,000	1,210
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,678
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	5,000	4,393
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010, 6.000%, 9–1–39	2,540	2,724
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,264
6.750%, 11–1–39	900	1,012
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,804
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	443
6.500%, 10–1–26	380	433
6.625%, 10–1–27	330	378
6.750%, 10–1–28	430	495
6.750%, 10–1–29	400	460
7.000%, 10–1–32	1,000	1,161
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,152
8.000%, 8–1–38	1,400	1,587

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	$4,000	$4,875
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 1.670%, 11–1–38 (A)	3,000	2,357
State Pub Works Board of CA, Lease Rev Bonds (Var Cap Proj), 2012 Ser G, 5.000%, 11–1–37	4,000	4,344

		63,937

Colorado – 7.9%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	2,024
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,895	5,149
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,170	1,405
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,161
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,598
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,457
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012, 7.000%, 6–1–42	3,665	3,947
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	3,197
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2009A:
8.250%, 1–1–24	875	936
9.000%, 1–1–34	750	806

2013	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012, 5.250%, 1–1–37	$1,000	$1,061
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	5,573
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	4,252
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	7,358
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004, 3.480%, 12–1–24 (B)	3,325	1,877
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,252
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,587
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	2,068	2,080
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	4,361	4,312
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004, 6.750%, 12–1–33	1,585	1,655
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008, 7.750%, 12–1–37	3,000	1,986
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,385	3,464

		70,137

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,126

MUNICIPAL BONDS (Continued)	Principal	Value
Florida – 3.7%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	$2,250	$2,507
6.750%, 11–1–39	2,250	2,521
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	4,000	4,487
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1, 1.370%, 6–1–15 (A)	5,000	5,033
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–40	6,000	6,378
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A, 6.000%, 6–15–32	2,600	2,597
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	2,000	2,138
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	2,300	3,225
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	3,835	4,208

		33,094

Georgia – 1.0%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	2,329
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	3,000	3,797
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	679
7.400%, 1–1–34	1,725	1,765

		8,570

MUNICIPAL BONDS (Continued)	Principal	Value
Guam – 0.3%
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	$2,700	$3,053

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	481
9.000%, 11–15–44	2,000	2,404

		2,885

Illinois – 8.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	2,735	2,701
5.700%, 5–1–36	2,500	2,518
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	3,000	2,977
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	1,500	1,606
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010, 6.500%, 10–15–40	8,000	8,665
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	2,510	2,714
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.750%, 5–15–46	2,500	2,619
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12–1–32	4,660	4,760
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	3,202
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	3,000	3,660
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,910

48	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	$3,500	$3,771
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,129
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	3,440	2,912
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	3,795	4,823
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	1,035	1,123
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	3,360	3,435
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	2,272
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (C)	7,385	5,758
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,500	2,791

		70,346

Indiana – 2.7%
City of Carmel, IN, Rev Bonds, Ser 2012A, 7.125%, 11–15–47	6,250	6,814
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	2,000	2,073
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	1,240	1,302
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,500	1,832
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,264

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana (Continued)
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	$2,000	$2,207
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,815	4,161
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	2,740	2,957

		23,610

Iowa – 0.5%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	4,764

Kansas – 2.5%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,604
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	3,198
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (B)	75	9
6.250%, 1–15–13 (B)	270	31
6.375%, 1–15–20 (B)	325	37
6.500%, 1–15–28 (B)	4,470	514
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,611
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27 (B)	4,920	2,461
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	1,655	1,166
5.500%, 9–1–26	790	516
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	3,750	3,853
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (B)	1,276	511
5.000%, 12–1–28 (B)	1,782	714

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas (Continued)
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (C)	$955	$633
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	1,043

		21,901

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,539
6.500%, 3–1–45	2,500	2,991

		9,530

Louisiana – 0.7%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,169
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	5,394

		6,563

Maryland – 0.5%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,420
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	3,335

		4,755

Massachusetts – 1.9%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,716
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44 (B)	1,100	517

2013	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2, 6.250%, 6–1–14 (B)	$815	$408
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC), 0.318%, 1–1–31 (A)	5,000	4,250
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc, Proj), Ser 2001C (Auction Rate Sec) (Insured by AMBAC), 0.318%, 1–1–31 (A)	2,500	2,106
The Cmnwlth of MA, GO Bonds, Consolidated Loan of 2000, Ser 2000D (Auction Rate Sec) (Insured by FGIC), 0.165%, 12–1–30 (A)	5,000	4,575

		16,572

Michigan – 5.5%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1), 7.000%, 7–1–27	3,000	3,652
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	3,500	4,310
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,930
7.500%, 7–1–39	1,500	1,761
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A, 5.750%, 9–1–17	1,100	1,101
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A, 6.250%, 7–1–40	6,000	6,406
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,057
7.450%, 10–1–41	1,000	1,061
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A, 6.500%, 12–1–40	3,000	3,209

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	$9,815	$11,156
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.250%, 9–1–39	7,000	8,849
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,464
7.000%, 11–15–38	2,400	2,503

		48,459

Missouri – 9.4%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	2,950	3,277
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,000	2,170
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	2,200	2,203
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	572
6.125%, 12–1–36	675	563
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	813
5.625%, 4–1–27	1,500	1,391
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006, 5.000%, 3–1–26	2,000	2,020
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	443
5.400%, 10–1–26	760	633
5.500%, 10–1–31	1,500	1,185
5.550%, 10–1–36	400	301
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,500	1,733

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A (Continued)
6.500%, 10–1–35	$1,000	$1,141
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,500	2,530
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,608
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28 (B)	5,700	4,038
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	3,000	3,119
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004, 5.750%, 9–1–24	650	651
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004, 6.000%, 10–1–34	2,700	2,702
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	5,000	5,398
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.500%, 12–1–24	2,000	2,122
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	1,000	1,143
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,522
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	3,000	3,149

50	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	$1,500	$497
0.000%, 7–15–37 (C)	2,500	786
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27 (B)	1,250	625
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,540	1,530
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,900	2,849
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	2,092
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (B)	1,000	251
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,440	4,532
6.500%, 1–1–35	3,000	3,056
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	1,141
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A, 5.125%, 8–15–32	1,000	1,014
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (B)	4,000	240
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	3,179

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	$7,000	$7,016
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	1,500	1,519
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	3,000	3,224

		82,978

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	9,000	10,041
5.000%, 9–1–42	2,000	2,169

		12,210

Nevada – 1.1%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	5,000	5,703
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,697

		9,400

New Jersey – 2.1%
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I, 1.670%, 9–1–27 (A)	10,000	10,005
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9–15–23	2,000	2,068
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	3,091
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	3,980	3,612

		18,776

MUNICIPAL BONDS (Continued)	Principal	Value
New York – 3.0%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	$1,500	$1,038
6.700%, 1–1–43	5,000	3,382
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (B)	2,500	2,629
7.750%, 8–1–31 (B)	3,500	3,957
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	1,800	1,805
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	1,735	1,738
7.250%, 1–1–30	1,000	1,001
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	4,720	4,726
The Orange Co Funding Corp (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	6,015	5,998

		26,274

Ohio – 1.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	4,193
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	4,315	5,104
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,250	1,381
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	3,875	4,003

		14,681

2013	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	$2,000	$2,061
6.000%, 11–15–38	4,550	4,620

		6,681

Oregon – 1.2%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	4,000	5,094
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,862

		10,956

Pennsylvania – 1.5%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,666
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1–1–41	3,000	3,071
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	5,000	4,605
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	537
7.350%, 7–1–22 (B)	3,400	986

		12,865

Puerto Rico – 1.5%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	2,045
5.500%, 7–1–39	3,750	3,626
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	1,920
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,000	5,566

		13,157

MUNICIPAL BONDS (Continued)	Principal	Value
South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	$5,000	$5,893

Tennessee – 0.6%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,805	1,848
6.900%, 5–1–29	3,750	3,834

		5,682

Texas – 12.1%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	1,973
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,559
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (C)	2,000	582
0.000%, 1–1–40 (C)	1,500	341
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	3,000	3,240
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,960
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.250%, 12–1–35	2,000	2,669
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–14	700	710
5.250%, 2–15–15	710	728
5.500%, 2–15–27	1,500	1,513
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,630
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,331

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	$5,325	$6,511
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	6,276
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007, 5.500%, 2–15–37	2,320	2,413
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	4,937
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	2,143
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,028
6.500%, 8–15–39	1,800	2,066
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	500	567
7.750%, 6–1–39	1,200	1,388
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	6,365
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	6,000	6,216
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	844
8.250%, 11–15–44	7,000	7,908
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	1,000	1,057

52	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	$5,000	$5,946
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,889
7.000%, 6–30–40	6,000	7,255
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	5,400	6,385
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,396
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	6,445	6,947

		106,773

Utah – 0.5%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,199
5.500%, 6–1–37	2,000	2,191

		4,390

Virginia – 3.1%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7–1–27 (B)	2,500	1,475
5.500%, 7–1–37 (B)	3,800	2,242
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	5,000	6,326
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9–1–41	2,779	2,489
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007, 0.000%, 9–1–41 (C)	821	91

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia (Continued)
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	$1,050	$1,056
6.125%, 1–1–35	3,640	3,651
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership - Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	2,330	2,283
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	2,000	2,063
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012, 5.500%, 1–1–42	5,000	5,394

		27,070

Washington – 1.5%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,250	2,598
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,599
5.750%, 12–1–28	1,510	1,612
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	5,199
WA Hsng Fin Comsn, Nonprofit Hsng Rev And Rfdg Rev Bonds (Mirabella Proj), Ser 2012C, 5.000%, 10–1–17	2,500	2,509

		13,517

Wisconsin – 0.7%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	1,500	1,547

MUNICIPAL BONDS (Continued)	Principal	Value
Wisconsin (Continued)
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A, 6.500%, 8–15–26	$2,000	$2,052
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,140
6.125%, 6–1–39	1,000	1,134

		5,873

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,540

TOTAL MUNICIPAL BONDS – 91.2%		$805,500
(Cost: $755,918)

SHORT-TERM SECURITIES
Commercial Paper – 1.0%
CVS Caremark Corporation, 0.230%, 4–1–13 (D)	3,000	3,000
Kroger Co. (The), 0.320%, 4–1–13 (D)	5,799	5,799

		8,799

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (E)	1,000	1,000

Municipal Obligations – 6.2%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.100%, 4–1–13 (E)	3,600	3,600
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.140%, 4–1–13 (E)	4,131	4,131
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.140%, 4–7–13 (E)	350	350

2013	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.110%, 4–7–13 (E)	$7,550	$7,550
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.), 0.120%, 4–7–13 (E)	3,100	3,100
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.120%, 4–7–13 (E)	1,500	1,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.100%, 4–7–13 (E)	6,750	6,750

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.140%, 4–1–13 (E)	$16,000	$16,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	2,000	2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	7,600	7,600
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.190%, 4–7–13 (E)	2,000	2,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.140%, 4–1–13 (E)	$517	$517

		55,098

TOTAL SHORT-TERM SECURITIES – 7.3%		$64,897
(Cost: $64,897)

TOTAL INVESTMENT SECURITIES – 98.5%		$870,397
(Cost: $820,815)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		13,463

NET ASSETS – 100.0%		$883,860

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$794,569	$10,931
Short-Term Securities	—	64,897	—
Total	$—	$859,466	$10,931

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-12	$10,197
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	219
Purchases	10,712
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(10,197)
Ending Balance 3-31-13	$10,931
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-2013	$219

54	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$10,931	Third-party Valuation service	Vendor/Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	55

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF MARCH 31, 2013 (UNAUDITED)

(In thousands, except per share amounts)	Bond Fund	Cash Management	Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,660,620	$1,120,534	$880,220	$466,982	$2,053,433	$1,009,578	$870,397
Investments at Market Value	1,660,620	1,120,534	880,220	466,982	2,053,433	1,009,578	870,397
Cash	291	5,872	2,465	919	2,215	3	1
Restricted cash	—	—	1,471	—	—	—	—
Investment securities sold receivable	—	—	358	—	45,823	—	—
Dividends and interest receivable	15,259	2,780	12,435	2,525	38,833	11,136	13,203
Capital shares sold receivable	1,849	17,071	2,059	276	2,398	1,004	1,563
Receivable from affiliates	—	3,050	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	430	—	214	—	—
Prepaid and other assets	75	76	55	49	115	70	280
Total Assets	1,678,094	1,149,383	899,493	470,751	2,143,031	1,021,791	885,444

LIABILITIES
Investment securities purchased payable	—	—	18,739	7,568	83,122	—	—
Capital shares redeemed payable	3,846	30,715	1,347	1,230	2,843	1,502	869
Distributions payable	—	94	—	81	1,558	—	409
Trustees and Chief Compliance Officer fees payable	165	190	75	60	179	124	88
Distribution and service fees payable	45	1	24	12	54	29	27
Shareholder servicing payable	370	473	272	126	401	93	90
Investment management fee payable	84	49	57	23	125	55	48
Accounting services fee payable	22	21	18	11	22	22	18
Unrealized depreciation on forward foreign currency contracts	—	—	10	—	—	—	—
Other liabilities	64	49	148	43	113	40	35
Total Liabilities	4,596	31,592	20,690	9,154	88,417	1,865	1,584
Total Net Assets	$1,673,498	$1,117,791	$878,803	$461,597	$2,054,614	$1,019,926	$883,860

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,573,797	$1,118,203	$862,083	$442,678	$1,934,751	$927,462	$859,632
Undistributed (distributions in excess of) net investment income	(1,015)	—	2,825	(758)	—	2,201	1,050
Accumulated net realized gain (loss)	(2,367)	(412)	1,279	3	17,306	(2,773)	(26,404)
Net unrealized appreciation	103,083	—	12,616	19,674	102,557	93,036	49,582
Total Net Assets	$1,673,498	$1,117,791	$878,803	$461,597	$2,054,614	$1,019,926	$883,860

CAPITAL SHARES OUTSTANDING:
Class A	243,366	1,111,920	204,279	74,485	224,396	128,867	167,771
Class B	1,277	1,648	1,347	492	1,651	167	364
Class C	2,880	4,635	3,423	1,796	5,626	3,137	6,890
Class Y	5,459	N/A	10,794	3,270	33,917	N/A	N/A

NET ASSET VALUE PER SHARE:
Class A	$6.62	$1.00	$4.00	$5.77	$7.74	$7.72	$5.05
Class B	6.61	1.00	3.99	5.77	7.74	7.70	5.05
Class C	6.61	1.00	4.00	5.77	7.74	7.71	5.05
Class Y	6.62	N/A	4.00	5.77	7.74	N/A	N/A

+COST
Investments in unaffiliated securities at cost	$1,557,537	$1,120,534	$868,029	$447,308	$1,951,122	$916,542	$820,815

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2013

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)

(In thousands)	Bond Fund	Cash Management	Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$—	$996	$—	$571	$—	$—
Foreign dividend withholding tax	—	—	(24)	—	—	—	—
Interest and amortization from unaffiliated securities	26,132	1,653	21,967	5,577	84,642	19,491	22,529
Total Investment Income	26,132	1,653	22,939	5,577	85,213	19,491	22,529

EXPENSES
Investment management fee	3,848	2,180	2,647	1,205	5,526	2,554	2,199
Distribution and service fees:
Class A	2,014	—	1,001	562	2,057	1,217	1,025
Class B	45	10	28	16	66	7	10
Class C	97	25	69	54	203	117	168
Shareholder servicing:
Class A	1,580	2,006	1,155	521	1,535	356	335
Class B	32	4	21	10	36	2	4
Class C	32	6	25	14	44	18	25
Class Y	27	N/A	32	15	174	—	—
Registration fees	60	53	42	39	57	43	43
Custodian fees	8	15	3	5	11	3	3
Trustees and Chief Compliance Officer fees	68	54	33	21	76	44	35
Accounting services fee	130	128	108	68	129	120	106
Professional fees	52	32	55	23	73	54	57
Other	78	82	39	30	86	43	34
Total Expenses	8,071	4,595	5,258	2,583	10,073	4,578	4,044
Less:
Expenses in excess of limit	(105)	(3,051)	(88)	(137)	(124)	(163)	(112)
Total Net Expenses	7,966	1,544	5,170	2,446	9,949	4,415	3,932
Net Investment Income	18,166	109	17,769	3,131	75,264	15,076	18,597

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	3,441	6	1,633	142	37,635	990	(1,469)
Forward foreign currency contracts	—	—	330	—	(403)	—	—
Foreign currency exchange transactions	—	—	113	—	(30)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(13,394)	—	1,523	(4,436)	41,553	(4,010)	4,001
Forward foreign currency contracts	—	—	243	—	351	—	—
Foreign currency exchange transactions	—	—	(61)	—	18	—	—
Net Realized and Unrealized Gain (Loss)	(9,953)	6	3,781	(4,294)	79,124	(3,020)	2,532
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,213	$115	$21,550	$(1,163)	$154,388	$12,056	$21,129

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Bond Fund		Cash Management		Global Bond Fund
(In thousands)	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$18,166	$41,659	$109	$215	$17,769	$36,154
Net realized gain on investments	3,441	6,346	6	7	2,076	4,424
Net change in unrealized appreciation (depreciation)	(13,394)	47,317	—	—	1,705	24,036
Net Increase in Net Assets Resulting from Operations	8,213	95,322	115	222	21,550	64,614

Distributions to Shareholders From:
Net investment income:
Class A	(20,471)	(43,110)	(108)	(212)	(18,416)	(32,896)
Class B	(59)	(200)	— *	(1)	(100)	(220)
Class C	(159)	(380)	(1)	(2)	(256)	(509)
Class Y	(501)	(1,633)	N/A	N/A	(1,046)	(2,283)
Net realized gains:
Class A	—	—	—	—	(4,805)	—
Class B	—	—	—	—	(35)	—
Class C	—	—	—	—	(83)	—
Class Y	—	—	N/A	N/A	(251)	—
Total Distributions to Shareholders	(21,190)	(45,323)	(109)	(215)	(24,992)	(35,908)
Capital Share Transactions	37,925	183,215	50,762	(43,918)	27,058	(20,546)
Net Increase (Decrease) in Net Assets	24,948	233,214	50,768	(43,911)	23,616	8,160
Net Assets, Beginning of Period	1,648,550	1,415,336	1,067,023	1,110,934	855,187	847,027
Net Assets, End of Period	$1,673,498	$1,648,550	$1,117,791	$1,067,023	$878,803	$855,187
Undistributed (distributions in excess of) net investment income	$(1,015)	$2,009	$—	$—	$2,825	$4,761

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2013

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Government Securities Fund		High Income Fund
(In thousands)	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,131	$8,061	$75,264	$123,975
Net realized gain on investments	142	3,869	37,202	29,447
Net change in unrealized appreciation (depreciation)	(4,436)	(889)	41,922	147,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,163)	11,041	154,388	300,758

Distributions to Shareholders From:
Net investment income:
Class A	(3,653)	(8,708)	(63,830)	(111,495)
Class B	(7)	(36)	(437)	(985)
Class C	(45)	(121)	(1,416)	(2,261)
Class Y	(184)	(840)	(9,551)	(10,363)
Net realized gains:
Class A	(2,196)	(3,706)	—	—
Class B	(15)	(40)	—	—
Class C	(53)	(87)	—	—
Class Y	(92)	(356)	—	—
Total Distributions to Shareholders	(6,245)	(13,894)	(75,234)	(125,104)
Capital Share Transactions	(20,987)	34,533	143,300	254,332
Net Increase (Decrease) in Net Assets	(28,395)	31,680	222,454	429,986
Net Assets, Beginning of Period	489,992	458,312	1,832,160	1,402,174
Net Assets, End of Period	$461,597	$489,992	$2,054,614	$1,832,160
Distributions in excess of net investment income	$(758)	$—	$—	$— *

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	59

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Municipal Bond Fund		Municipal High Income Fund
(In thousands)	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12	Six months ended 3-31-13 (Unaudited)	Year ended 9-30-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,076	$31,695	$18,597	$36,506
Net realized gain (loss) on investments	990	276	(1,469)	(2,820)
Net change in unrealized appreciation (depreciation)	(4,010)	43,422	4,001	47,389
Net Increase in Net Assets Resulting from Operations	12,056	75,393	21,129	81,075

Distributions to Shareholders From:
Net investment income:
Class A	(14,334)	(31,258)	(17,775)	(35,382)
Class B	(14)	(42)	(32)	(87)
Class C	(251)	(476)	(593)	(1,085)
Class Y	N/A	N/A	N/A	N/A
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	(14,599)	(31,776)	(18,400)	(36,554)
Capital Share Transactions	57,282	132,347	56,376	117,992
Net Increase in Net Assets	54,739	175,964	59,105	162,513
Net Assets, Beginning of Period	965,187	789,223	824,755	662,242
Net Assets, End of Period	$1,019,926	$965,187	$883,860	$824,755
Undistributed net investment income	$2,201	$1,724	$1,050	$853

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2013

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2013	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$6.67	$0.07	(3)	$(0.04)	$0.03	$(0.08)	$—	$(0.08)
Year ended 9-30-2012	6.46	0.18	(3)	0.23	0.41	(0.20)	—	(0.20)
Year ended 9-30-2011	6.42	0.17	(3)	0.06	0.23	(0.19)	—	(0.19)
Year ended 9-30-2010	6.13	0.15	(3)	0.37	0.52	(0.23)	—	(0.23)
Year ended 9-30-2009	5.87	0.23	(3)	0.28	0.51	(0.25)	—	(0.25)
Year ended 9-30-2008	6.11	0.25		(0.23)	0.02	(0.26)	—	(0.26)
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	6.66	0.03	(3)	(0.04)	(0.01)	(0.04)	—	(0.04)
Year ended 9-30-2012	6.45	0.10	(3)	0.23	0.33	(0.12)	—	(0.12)
Year ended 9-30-2011	6.42	0.10	(3)	0.05	0.15	(0.12)	—	(0.12)
Year ended 9-30-2010	6.13	0.07	(3)	0.38	0.45	(0.16)	—	(0.16)
Year ended 9-30-2009	5.87	0.17	(3)	0.28	0.45	(0.19)	—	(0.19)
Year ended 9-30-2008	6.11	0.19		(0.23)	(0.04)	(0.20)	—	(0.20)
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	6.66	0.04	(3)	(0.04)	0.00	(0.05)	—	(0.05)
Year ended 9-30-2012	6.45	0.12	(3)	0.23	0.35	(0.14)	—	(0.14)
Year ended 9-30-2011	6.42	0.12	(3)	0.04	0.16	(0.13)	—	(0.13)
Year ended 9-30-2010	6.13	0.08	(3)	0.38	0.46	(0.17)	—	(0.17)
Year ended 9-30-2009	5.87	0.18	(3)	0.28	0.46	(0.20)	—	(0.20)
Year ended 9-30-2008	6.11	0.20		(0.24)	(0.04)	(0.20)	—	(0.20)
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	6.67	0.08	(3)	(0.04)	0.04	(0.09)	—	(0.09)
Year ended 9-30-2012	6.46	0.20	(3)	0.23	0.43	(0.22)	—	(0.22)
Year ended 9-30-2011	6.42	0.19	(3)	0.05	0.24	(0.20)	—	(0.20)
Year ended 9-30-2010	6.13	0.15	(3)	0.38	0.53	(0.24)	—	(0.24)
Year ended 9-30-2009	5.88	0.26	(3)	0.26	0.52	(0.27)	—	(0.27)
Year ended 9-30-2008	6.11	0.27		(0.22)	0.05	(0.28)	—	(0.28)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4) Annualized.

62	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$6.62	0.52%	$1,610	0.94	%(4)	2.18	%(4)	0.95	%(4)	2.17	%(4)	13%
Year ended 9-30-2012	6.67	6.24	1,584	0.96		2.74		0.97		2.73		24
Year ended 9-30-2011	6.46	3.65	1,329	0.97		2.73		0.98		2.72		61
Year ended 9-30-2010	6.42	8.61	1,217	0.99		2.24		1.00		2.23		26
Year ended 9-30-2009	6.13	8.88	956	1.02		3.85		1.07		3.80		30
Year ended 9-30-2008	5.87	0.21	819	1.03		4.15		1.03		4.15		37
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	6.61	-0.11	8	2.21	(4)	0.91	(4)	—		—		13
Year ended 9-30-2012	6.66	5.12	10	2.18		1.55		—		—		24
Year ended 9-30-2011	6.45	2.34	12	2.12		1.60		—		—		61
Year ended 9-30-2010	6.42	7.52	21	2.04		1.21		—		—		26
Year ended 9-30-2009	6.13	7.79	25	2.04		2.90		2.08		2.86		30
Year ended 9-30-2008	5.87	-0.78	30	2.04		3.15		2.04		3.15		37
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	6.61	0.07	19	1.84	(4)	1.28	(4)	—		—		13
Year ended 9-30-2012	6.66	5.44	20	1.85		1.85		—		—		24
Year ended 9-30-2011	6.45	2.58	17	1.87		1.84		—		—		61
Year ended 9-30-2010	6.42	7.69	20	1.87		1.37		—		—		26
Year ended 9-30-2009	6.13	7.96	17	1.90		2.99		1.94		2.95		30
Year ended 9-30-2008	5.87	-0.68	16	1.92		3.26		1.92		3.26		37
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	6.62	0.65	36	0.65	(4)	2.47	(4)	—		—		13
Year ended 9-30-2012	6.67	6.73	35	0.66		3.07		—		—		24
Year ended 9-30-2011	6.46	3.94	57	0.68		3.00		—		—		61
Year ended 9-30-2010	6.42	8.94	4	0.69		2.57		—		—		26
Year ended 9-30-2009	6.13	9.06	19	0.69		4.18		0.73		4.14		30
Year ended 9-30-2008	5.88	0.72	27	0.70		4.49		0.70		4.49		37

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CASH MANAGEMENT

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$1.00	$0.00	(3)	$0.00	0.00	$—	*	$—		$—	*
Year ended 9-30-2012	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.01	(3)	0.00	0.01	(0.01)		—	*	(0.01)
Year ended 9-30-2008	1.00	0.03		0.00	0.03	(0.03)		—		(0.03)
Class B Shares(5)
Six-month period ended 3-31-2013 (unaudited)	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2012	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2008	1.00	0.02		0.00	0.02	(0.02)		—		(0.02)
Class C Shares(5)
Six-month period ended 3-31-2013 (unaudited)	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2012	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	(3)	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.00	(3)	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2008	1.00	0.02		0.00	0.02	(0.02)		—		(0.02)

* Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class B and Class C are not available for direct investments.

64	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$1.00	0.01%	$1,112	0.28	%(4)	0.02	%(4)	0.84	%(4)	-0.54	%(4)
Year ended 9-30-2012	1.00	0.02	1,060	0.32		0.02		0.83		-0.49
Year ended 9-30-2011	1.00	0.02	1,097	0.34		0.02		0.79		-0.43
Year ended 9-30-2010	1.00	0.14	1,221	0.62		0.10		0.77		-0.05
Year ended 9-30-2009	1.00	1.16	1,234	0.73		1.16		—		—
Year ended 9-30-2008	1.00	3.00	1,275	0.73		2.87		—		—
Class B Shares(5)
Six-month period ended 3-31-2013 (unaudited)	1.00	0.01	2	0.29	(4)	0.02	(4)	1.00	(4)	-0.69	(4)
Year ended 9-30-2012	1.00	0.02	2	0.31		0.02		1.98		-1.65
Year ended 9-30-2011	1.00	0.02	4	0.34		0.02		1.81		-1.45
Year ended 9-30-2010	1.00	0.09	7	0.70		0.07		1.72		-0.95
Year ended 9-30-2009	1.00	0.38	14	1.53		0.39		1.68		0.24
Year ended 9-30-2008	1.00	2.00	14	1.70		1.87		—		—
Class C Shares(5)
Six-month period ended 3-31-2013 (unaudited)	1.00	0.01	4	0.28	(4)	0.02	(4)	1.69	(4)	-1.39	(4)
Year ended 9-30-2012	1.00	0.02	5	0.31		0.02		1.65		-1.32
Year ended 9-30-2011	1.00	0.02	9	0.34		0.02		1.67		-1.31
Year ended 9-30-2010	1.00	0.09	10	0.68		0.06		1.65		-0.91
Year ended 9-30-2009	1.00	0.40	15	1.49		0.41		1.64		0.26
Year ended 9-30-2008	1.00	2.06	14	1.65		1.90		—		—

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$4.01	$0.08	(3)	$0.02	$0.10	$(0.09)	$(0.02)	$(0.11)
Year ended 9-30-2012	3.88	0.17	(3)	0.13	0.30	(0.17)	—	(0.17)
Year ended 9-30-2011	4.05	0.16	(3)	(0.19)	(0.03)	(0.14)	—	(0.14)
Year ended 9-30-2010	3.82	0.16	(3)	0.15	0.31	(0.08)	—	(0.08)
Year ended 9-30-2009	3.70	0.17	(3)	0.17	0.34	(0.22)	—	(0.22)
Year ended 9-30-2008	3.85	0.15		(0.13)	0.02	(0.17)	—	(0.17)
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	4.01	0.06	(3)	0.01	0.07	(0.07)	(0.02)	(0.09)
Year ended 9-30-2012	3.88	0.12	(3)	0.13	0.25	(0.12)	—	(0.12)
Year ended 9-30-2011	4.05	0.11	(3)	(0.18)	(0.07)	(0.10)	—	(0.10)
Year ended 9-30-2010	3.82	0.12	(3)	0.15	0.27	(0.04)	—	(0.04)
Year ended 9-30-2009	3.69	0.13	(3)	0.18	0.31	(0.18)	—	(0.18)
Year ended 9-30-2008	3.84	0.12		(0.13)	(0.01)	(0.14)	—	(0.14)
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	4.01	0.06	(3)	0.03	0.09	(0.08)	(0.02)	(0.10)
Year ended 9-30-2012	3.88	0.13	(3)	0.13	0.26	(0.13)	—	(0.13)
Year ended 9-30-2011	4.05	0.12	(3)	(0.18)	(0.06)	(0.11)	—	(0.11)
Year ended 9-30-2010	3.82	0.14	(3)	0.14	0.28	(0.05)	—	(0.05)
Year ended 9-30-2009	3.70	0.14	(3)	0.17	0.31	(0.19)	—	(0.19)
Year ended 9-30-2008	3.84	0.12		(0.12)	0.00	(0.14)	—	(0.14)
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	4.02	0.09	(3)	0.01	0.10	(0.10)	(0.02)	(0.12)
Year ended 9-30-2012	3.88	0.18	(3)	0.14	0.32	(0.18)	—	(0.18)
Year ended 9-30-2011	4.06	0.17	(3)	(0.19)	(0.02)	(0.16)	—	(0.16)
Year ended 9-30-2010	3.83	0.17	(3)	0.16	0.33	(0.10)	—	(0.10)
Year ended 9-30-2009	3.70	0.18	(3)	0.18	0.36	(0.23)	—	(0.23)
Year ended 9-30-2008	3.85	0.17		(0.13)	0.04	(0.19)	—	(0.19)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

66	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$4.00	2.71%	$817	1.20	%(4)	4.13	%(4)	1.22	%(4)	4.11	%(4)	8%
Year ended 9-30-2012	4.01	7.78	794	1.21		4.23		1.23		4.21		27
Year ended 9-30-2011	3.88	-0.72	778	1.18		3.93		1.20		3.91		30
Year ended 9-30-2010	4.05	8.24	762	1.19		4.09		1.21		4.07		28
Year ended 9-30-2009	3.82	9.77	611	1.26		4.50		1.29		4.47		45
Year ended 9-30-2008	3.70	0.52	525	1.20		3.96		1.23		3.93		41
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	3.99	1.86	5	2.43	(4)	2.90	(4)	2.45	(4)	2.88	(4)	8
Year ended 9-30-2012	4.01	6.51	6	2.37		3.07		2.39		3.05		27
Year ended 9-30-2011	3.88	-1.77	8	2.26		2.84		2.28		2.82		30
Year ended 9-30-2010	4.05	7.21	13	2.16		3.13		2.18		3.11		28
Year ended 9-30-2009	3.82	9.03	14	2.25		3.51		2.28		3.48		45
Year ended 9-30-2008	3.69	-0.36	18	2.07		3.09		2.10		3.06		41
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	4.00	2.01	14	2.03	(4)	3.24	(4)	2.05	(4)	3.22	(4)	8
Year ended 9-30-2012	4.01	6.89	14	2.03		3.40		2.05		3.38		27
Year ended 9-30-2011	3.88	-1.52	16	2.02		3.10		2.04		3.08		30
Year ended 9-30-2010	4.05	7.37	19	2.01		3.57		2.03		3.55		28
Year ended 9-30-2009	3.82	8.88	15	2.10		3.67		2.13		3.64		45
Year ended 9-30-2008	3.70	-0.06	15	2.02		3.15		2.05		3.12		41
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	4.00	2.91	43	0.81	(4)	4.53	(4)	0.83	(4)	4.51	(4)	8
Year ended 9-30-2012	4.02	8.22	41	0.81		4.61		0.83		4.59		27
Year ended 9-30-2011	3.88	-0.59	45	0.81		4.31		0.83		4.29		30
Year ended 9-30-2010	4.06	8.63	3	0.82		4.19		0.84		4.17		28
Year ended 9-30-2009	3.83	10.51	21	0.84		4.92		0.87		4.89		45
Year ended 9-30-2008	3.70	0.88	24	0.83		4.33		0.86		4.30		41

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$5.85	$0.04	(3)	$(0.04)	$0.00	$(0.05)	$(0.03)	$(0.08)
Year ended 9-30-2012	5.89	0.10	(3)	0.03	0.13	(0.12)	(0.05)	(0.17)
Year ended 9-30-2011	5.90	0.14	(3)	0.07	0.21	(0.15)	(0.07)	(0.22)
Year ended 9-30-2010	5.68	0.18	(3)	0.22	0.40	(0.18)	—	(0.18)
Year ended 9-30-2009	5.52	0.17	(3)	0.16	0.33	(0.17)	—	(0.17)
Year ended 9-30-2008	5.42	0.20		0.10	0.30	(0.20)	—	(0.20)
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	5.85	0.00	(3)	(0.04)	(0.04)	(0.01)	(0.03)	(0.04)
Year ended 9-30-2012	5.89	0.03	(3)	0.03	0.06	(0.05)	(0.05)	(0.10)
Year ended 9-30-2011	5.90	0.08	(3)	0.07	0.15	(0.09)	(0.07)	(0.16)
Year ended 9-30-2010	5.68	0.12	(3)	0.22	0.34	(0.12)	—	(0.12)
Year ended 9-30-2009	5.52	0.12	(3)	0.16	0.28	(0.12)	—	(0.12)
Year ended 9-30-2008	5.42	0.15		0.10	0.25	(0.15)	—	(0.15)
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	5.85	0.01	(3)	(0.04)	(0.03)	(0.02)	(0.03)	(0.05)
Year ended 9-30-2012	5.89	0.05	(3)	0.03	0.08	(0.07)	(0.05)	(0.12)
Year ended 9-30-2011	5.90	0.09	(3)	0.07	0.16	(0.10)	(0.07)	(0.17)
Year ended 9-30-2010	5.68	0.13	(3)	0.22	0.35	(0.13)	—	(0.13)
Year ended 9-30-2009	5.52	0.12	(3)	0.16	0.28	(0.12)	—	(0.12)
Year ended 9-30-2008	5.42	0.15		0.10	0.25	(0.15)	—	(0.15)
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	5.85	0.05	(3)	(0.04)	0.01	(0.06)	(0.03)	(0.09)
Year ended 9-30-2012	5.89	0.11	(3)	0.03	0.14	(0.13)	(0.05)	(0.18)
Year ended 9-30-2011	5.90	0.14	(3)	0.09	0.23	(0.17)	(0.07)	(0.24)
Year ended 9-30-2010	5.68	0.19	(3)	0.22	0.41	(0.19)	—	(0.19)
Year ended 9-30-2009	5.52	0.19	(3)	0.16	0.35	(0.19)	—	(0.19)
Year ended 9-30-2008	5.42	0.22		0.10	0.32	(0.22)	—	(0.22)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

68	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$5.77	-0.08%	$430	1.00	%(4)	1.31	%(4)	1.06	%(4)	1.25	%(4)	17%
Year ended 9-30-2012	5.85	2.20	456	0.99		1.65		1.05		1.59		37
Year ended 9-30-2011	5.89	3.84	415	1.01		2.44		1.07		2.38		77
Year ended 9-30-2010	5.90	7.03	402	1.00		2.95		1.06		2.89		60
Year ended 9-30-2009	5.68	6.05	375	1.01		3.04		1.06		2.99		48
Year ended 9-30-2008	5.52	5.60	345	1.06		3.58		1.10		3.54		36
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	5.77	-0.67	3	2.17	(4)	0.14	(4)	2.21	(4)	0.10	(4)	17
Year ended 9-30-2012	5.85	1.06	4	2.13		0.53		2.17		0.49		37
Year ended 9-30-2011	5.89	2.69	5	2.10		1.34		2.14		1.30		77
Year ended 9-30-2010	5.90	6.02	8	1.95		2.03		1.99		1.99		60
Year ended 9-30-2009	5.68	5.08	13	1.92		2.12		1.96		2.08		48
Year ended 9-30-2008	5.52	4.63	14	1.99		2.68		2.03		2.64		36
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	5.77	-0.48	10	1.80	(4)	0.51	(4)	1.84	(4)	0.47	(4)	17
Year ended 9-30-2012	5.85	1.37	11	1.81		0.83		1.85		0.79		37
Year ended 9-30-2011	5.89	2.97	10	1.84		1.60		1.88		1.56		77
Year ended 9-30-2010	5.90	6.18	13	1.81		2.18		1.85		2.14		60
Year ended 9-30-2009	5.68	5.19	13	1.81		2.24		1.85		2.20		48
Year ended 9-30-2008	5.52	4.73	11	1.90		2.75		1.94		2.71		36
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	5.77	0.07	19	0.68	(4)	1.63	(4)	0.72	(4)	1.59	(4)	17
Year ended 9-30-2012	5.85	2.53	19	0.68		1.97		0.72		1.93		37
Year ended 9-30-2011	5.89	4.17	28	0.69		2.67		0.73		2.63		77
Year ended 9-30-2010	5.90	7.37	3	0.70		3.30		0.74		3.26		60
Year ended 9-30-2009	5.68	6.36	41	0.70		3.39		0.74		3.35		48
Year ended 9-30-2008	5.52	5.97	3	0.72		4.12		0.76		4.08		36

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$7.43	$0.29	(3)	$0.31	$0.60	$(0.29)	$—	$(0.29)
Year ended 9-30-2012	6.61	0.56	(3)	0.83	1.39	(0.57)	—	(0.57)
Year ended 9-30-2011	6.92	0.55	(3)	(0.31)	0.24	(0.55)	—	(0.55)
Year ended 9-30-2010	6.56	0.55	(3)	0.36	0.91	(0.55)	—	(0.55)
Year ended 9-30-2009	6.31	0.50	(3)	0.25	0.75	(0.50)	—	(0.50)
Year ended 9-30-2008	7.28	0.51		(0.95)	(0.44)	(0.53)	—	(0.53)
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	7.43	0.25	(3)	0.31	0.56	(0.25)	—	(0.25)
Year ended 9-30-2012	6.61	0.49	(3)	0.82	1.31	(0.49)	—	(0.49)
Year ended 9-30-2011	6.92	0.47	(3)	(0.31)	0.16	(0.47)	—	(0.47)
Year ended 9-30-2010	6.56	0.48	(3)	0.36	0.84	(0.48)	—	(0.48)
Year ended 9-30-2009	6.30	0.43	(3)	0.26	0.69	(0.43)	—	(0.43)
Year ended 9-30-2008	7.28	0.44		(0.95)	(0.51)	(0.47)	—	(0.47)
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	7.43	0.26	(3)	0.31	0.57	(0.26)	—	(0.26)
Year ended 9-30-2012	6.61	0.51	(3)	0.83	1.34	(0.52)	—	(0.52)
Year ended 9-30-2011	6.92	0.49	(3)	(0.31)	0.18	(0.49)	—	(0.49)
Year ended 9-30-2010	6.56	0.50	(3)	0.36	0.86	(0.50)	—	(0.50)
Year ended 9-30-2009	6.30	0.45	(3)	0.25	0.70	(0.44)	—	(0.44)
Year ended 9-30-2008	7.28	0.44		(0.95)	(0.51)	(0.47)	—	(0.47)
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	7.43	0.30	(3)	0.31	0.61	(0.30)	—	(0.30)
Year ended 9-30-2012	6.61	0.59	(3)	0.82	1.41	(0.59)	—	(0.59)
Year ended 9-30-2011	6.92	0.57	(3)	(0.31)	0.26	(0.57)	—	(0.57)
Year ended 9-30-2010	6.56	0.57	(3)	0.36	0.93	(0.57)	—	(0.57)
Year ended 9-30-2009	6.31	0.52	(3)	0.25	0.77	(0.52)	—	(0.52)
Year ended 9-30-2008	7.29	0.53		(0.96)	(0.43)	(0.55)	—	(0.55)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

70	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$7.74	8.27%	$1,736	1.04	%(4)	7.76	%(4)	1.05	%(4)	7.75	%(4)	45%
Year ended 9-30-2012	7.43	21.79	1,566	1.07		7.97		1.09		7.95		81
Year ended 9-30-2011	6.61	3.22	1,232	1.08		7.74		1.10		7.72		98
Year ended 9-30-2010	6.92	14.46	1,222	1.09		8.20		1.11		8.18		97
Year ended 9-30-2009	6.56	13.49	1,069	1.17		8.71		1.20		8.68		67
Year ended 9-30-2008	6.31	-6.39	824	1.12		7.38		1.15		7.35		30
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	7.74	7.66	13	2.16	(4)	6.66	(4)	2.18	(4)	6.64	(4)	45
Year ended 9-30-2012	7.43	20.45	14	2.19		6.90		2.21		6.88		81
Year ended 9-30-2011	6.61	2.11	15	2.15		6.65		2.17		6.63		98
Year ended 9-30-2010	6.92	13.28	21	2.14		7.15		2.16		7.13		97
Year ended 9-30-2009	6.56	12.40	24	2.26		7.66		2.29		7.63		67
Year ended 9-30-2008	6.30	-7.42	24	2.12		6.38		2.15		6.35		30
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	7.74	7.83	44	1.82	(4)	6.97	(4)	1.83	(4)	6.96	(4)	45
Year ended 9-30-2012	7.43	20.83	38	1.87		7.16		1.89		7.14		81
Year ended 9-30-2011	6.61	2.38	28	1.89		6.92		1.91		6.90		98
Year ended 9-30-2010	6.92	13.53	29	1.91		7.39		1.93		7.37		97
Year ended 9-30-2009	6.56	12.64	27	2.03		7.75		2.06		7.72		67
Year ended 9-30-2008	6.30	-7.35	13	2.05		6.45		2.08		6.42		30
Class Y Shares
Six-month period ended 3-31-2013 (unaudited)	7.74	8.43	262	0.75	(4)	8.03	(4)	0.76	(4)	8.02	(4)	45
Year ended 9-30-2012	7.43	22.16	214	0.77		8.27		0.79		8.25		81
Year ended 9-30-2011	6.61	3.53	127	0.77		8.04		0.79		8.02		98
Year ended 9-30-2010	6.92	14.82	110	0.78		8.51		0.80		8.49		97
Year ended 9-30-2009	6.56	13.93	81	0.80		9.00		0.83		8.97		67
Year ended 9-30-2008	6.31	-6.09	39	0.79		7.71		0.82		7.68		30

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$7.74	$0.12	(3)	$(0.03)	$0.09	$(0.11)	$—	$(0.11)
Year ended 9-30-2012	7.36	0.28	(3)	0.38	0.66	(0.28)	—	(0.28)
Year ended 9-30-2011	7.42	0.30	(3)	(0.06)	0.24	(0.30)	—	(0.30)
Year ended 9-30-2010	7.27	0.30	(3)	0.15	0.45	(0.30)	—	(0.30)
Year ended 9-30-2009	6.63	0.29	(3)	0.63	0.92	(0.28)	—	(0.28)
Year ended 9-30-2008	6.92	0.26		(0.28)	(0.02)	(0.27)	—	(0.27)
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	7.72	0.08	(3)	(0.02)	0.06	(0.08)	—	(0.08)
Year ended 9-30-2012	7.35	0.20	(3)	0.37	0.57	(0.20)	—	(0.20)
Year ended 9-30-2011	7.41	0.23	(3)	(0.06)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.23	(3)	0.15	0.38	(0.23)	—	(0.23)
Year ended 9-30-2009	6.62	0.22	(3)	0.64	0.86	(0.22)	—	(0.22)
Year ended 9-30-2008	6.92	0.20		(0.29)	(0.09)	(0.21)	—	(0.21)
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	7.73	0.08	(3)	(0.02)	0.06	(0.08)	—	(0.08)
Year ended 9-30-2012	7.35	0.21	(3)	0.38	0.59	(0.21)	—	(0.21)
Year ended 9-30-2011	7.41	0.24	(3)	(0.07)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.24	(3)	0.15	0.39	(0.24)	—	(0.24)
Year ended 9-30-2009	6.62	0.23	(3)	0.63	0.86	(0.22)	—	(0.22)
Year ended 9-30-2008	6.92	0.20		(0.29)	(0.09)	(0.21)	—	(0.21)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

72	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$7.72	1.35%	$995	0.86	%(4)	3.04	%(4)	0.89	%(4)	3.01	%(4)	3%
Year ended 9-30-2012	7.74	8.95	942	0.86		3.62		0.90		3.58		7
Year ended 9-30-2011	7.36	3.40	774	0.87		4.22		0.91		4.18		5
Year ended 9-30-2010	7.42	6.45	741	0.87		4.15		0.91		4.11		13
Year ended 9-30-2009	7.27	14.31	618	0.90		4.26		0.95		4.21		24
Year ended 9-30-2008	6.63	-0.39	503	0.93		3.82		0.97		3.78		20
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	7.70	0.73	1	1.90	(4)	2.01	(4)	1.92	(4)	1.99	(4)	3
Year ended 9-30-2012	7.72	7.86	1	1.85		2.66		1.87		2.64		7
Year ended 9-30-2011	7.35	2.41	2	1.84		3.25		1.87		3.22		5
Year ended 9-30-2010	7.41	5.44	2	1.82		3.21		1.85		3.18		13
Year ended 9-30-2009	7.26	13.28	3	1.87		3.29		1.91		3.25		24
Year ended 9-30-2008	6.62	-1.38	3	1.86		2.89		1.90		2.85		20
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	7.71	0.82	24	1.71	(4)	2.20	(4)	1.73	(4)	2.18	(4)	3
Year ended 9-30-2012	7.73	7.99	22	1.73		2.73		1.75		2.71		7
Year ended 9-30-2011	7.35	2.50	13	1.75		3.34		1.78		3.31		5
Year ended 9-30-2010	7.41	5.54	14	1.73		3.28		1.76		3.25		13
Year ended 9-30-2009	7.26	13.34	9	1.79		3.37		1.83		3.33		24
Year ended 9-30-2008	6.62	-1.39	4	1.87		2.88		1.91		2.84		20

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	73

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$5.03	$0.11	(3)	$0.02	$0.13	$(0.11)	$—	$(0.11)
Year ended 9-30-2012	4.74	0.24	(3)	0.29	0.53	(0.24)	—	(0.24)
Year ended 9-30-2011	4.87	0.26	(3)	(0.12)	0.14	(0.27)	—	(0.27)
Year ended 9-30-2010	4.70	0.26	(3)	0.17	0.43	(0.26)	—	(0.26)
Year ended 9-30-2009	4.48	0.26	(3)	0.21	0.47	(0.25)	—	(0.25)
Year ended 9-30-2008	5.00	0.24		(0.52)	(0.28)	(0.24)	—	(0.24)
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	5.03	0.09	(3)	0.01	0.10	(0.08)	—	(0.08)
Year ended 9-30-2012	4.74	0.20	(3)	0.29	0.49	(0.20)	—	(0.20)
Year ended 9-30-2011	4.87	0.22	(3)	(0.13)	0.09	(0.22)	—	(0.22)
Year ended 9-30-2010	4.70	0.22	(3)	0.17	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	(3)	0.21	0.43	(0.21)	—	(0.21)
Year ended 9-30-2008	5.00	0.20		(0.52)	(0.32)	(0.20)	—	(0.20)
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	5.03	0.09	(3)	0.02	0.11	(0.09)	—	(0.09)
Year ended 9-30-2012	4.74	0.20	(3)	0.29	0.49	(0.20)	—	(0.20)
Year ended 9-30-2011	4.87	0.22	(3)	(0.12)	0.10	(0.23)	—	(0.23)
Year ended 9-30-2010	4.70	0.23	(3)	0.16	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	(3)	0.21	0.43	(0.21)	—	(0.21)
Year ended 9-30-2008	5.00	0.19		(0.51)	(0.32)	(0.20)	—	(0.20)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3) Based on average weekly shares outstanding.

(4) Annualized.

74	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2013 (unaudited)	$5.05	2.59%	$847	0.89	%(4)	4.38	%(4)	0.91	%(4)	4.35	%(4)	2%
Year ended 9-30-2012	5.03	11.51	791	0.89		4.95		0.92		4.92		6
Year ended 9-30-2011	4.74	3.11	639	0.89		5.65		0.92		5.62		14
Year ended 9-30-2010	4.87	9.49	658	0.89		5.62		0.93		5.58		16
Year ended 9-30-2009	4.70	11.40	515	0.93		6.20		0.97		6.16		34
Year ended 9-30-2008	4.48	-5.82	445	0.90		4.92		0.94		4.88		26
Class B Shares
Six-month period ended 3-31-2013 (unaudited)	5.05	2.09	2	1.87	(4)	3.40	(4)	1.89	(4)	3.38	(4)	2
Year ended 9-30-2012	5.03	10.45	2	1.84		4.03		1.87		4.00		6
Year ended 9-30-2011	4.74	2.16	2	1.83		4.72		1.86		4.69		14
Year ended 9-30-2010	4.87	8.51	3	1.79		4.71		1.82		4.68		16
Year ended 9-30-2009	4.70	10.43	4	1.83		5.27		1.87		5.23		34
Year ended 9-30-2008	4.48	-6.63	5	1.75		4.05		1.79		4.01		26
Class C Shares
Six-month period ended 3-31-2013 (unaudited)	5.05	2.17	35	1.70	(4)	3.57	(4)	1.72	(4)	3.55	(4)	2
Year ended 9-30-2012	5.03	10.58	32	1.72		4.10		1.75		4.07		6
Year ended 9-30-2011	4.74	2.23	21	1.75		4.80		1.78		4.77		14
Year ended 9-30-2010	4.87	8.56	23	1.74		4.76		1.77		4.73		16
Year ended 9-30-2009	4.70	10.42	15	1.83		5.30		1.87		5.26		34
Year ended 9-30-2008	4.48	-6.67	13	1.79		4.02		1.83		3.98		26

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	75

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	MARCH 31, 2013 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Government Securities Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal Bond Fund and Waddell & Reed Advisors Municipal High Income Fund (each, a “Fund”) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (“WRIMCO” or the “Manager”).

Each Fund (except Cash Management, Municipal Bond Fund and Municipal High Income Fund, which do not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Class B and Class C shares of Cash Management are closed to direct investment. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares or Class A shares of Cash Management. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended March 31, 2013, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

76	SEMIANNUAL REPORT	2013

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to the Fund’s Prospectus and Statement of Additional Information for more information regarding the risks associated with owning shares in the Funds.

Inflation-Indexed Bonds Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO, or the Fund’s investment subadvisor, as applicable, consider advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. Certain Funds may invest in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion. See Note 8 in the Notes to the Financial Statements for more information regarding commitments.

2013	SEMIANNUAL REPORT	77

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

New Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the Net Asset Value (“NAV”) of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or WRSCO pursuant to instructions from the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO, the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. WRSCO has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

78	SEMIANNUAL REPORT	2013

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee and appropriate consulation with the Board.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage- backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bank Loans. Bank loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

2013	SEMIANNUAL REPORT	79

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund’s using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

There were no transfers between Levels 1 or 2 during the period ended March 31, 2013.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

80	SEMIANNUAL REPORT	2013

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of March 31, 2013:, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Certain Funds may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

2013	SEMIANNUAL REPORT	81

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral. A Fund may mitigate credit risk through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement, which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2013:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Global Bond Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$430	Unrealized depreciation on forward foreign currency contracts	$10
High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	214

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2013:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Global Bond Fund	Foreign currency	$—	$—	$—	$—	$330	$330
High Income Fund	Foreign currency	—	—	—	—	(403)	(403)

* Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2013:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Global Bond Fund	Foreign currency	$—	$—	$—	$—	$243	$243
High Income Fund	Foreign currency	—	—	—	—	351	351

* Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

During the period ended March 31, 2013, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Global Bond Fund	$12,307	$12,180	$—	$—	$—	$—	$—
High Income Fund	21,170	21,316	—	—	—	—	—

(1)	Average market value outstanding during the period.
(2)	Average notional amount outstanding during the period.

82	SEMIANNUAL REPORT	2013

Objectives and Strategies

Global Bond Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either hedge a position held by the Fund, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

High Income Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Fund utilized forward contracts.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.525%	0.500%	0.450%	0.400%
Cash Management	0.400	0.400	0.400	0.400
Global Bond Fund	0.625	0.600	0.550	0.500
Government Securities Fund	0.500	0.450	0.400	0.350
High Income Fund	0.625	0.600	0.550	0.500
Municipal Bond Fund	0.525	0.500	0.450	0.400
Municipal High Income Fund	0.525	0.500	0.450	0.400

Effective October 1, 2006, under terms of a settlement agreement, the fee is payable at the following annual rates for those Funds included in the settlement agreement until September 30, 2016:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.485%	0.500%	0.450%	0.400%
Global Bond Fund	0.590	0.600	0.550	0.500
Government Securities Fund	0.460	0.450	0.400	0.350
High Income Fund	0.575	0.600	0.550	0.500
Municipal Bond Fund	0.485	0.500	0.450	0.400
Municipal High Income Fund	0.485	0.500	0.450	0.400

Effective October 8, 2007, upon completion of the merger of Limited-Term Bond Fund into Bond Fund, the fee for Bond Fund is as follows: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund (except Cash Management) pays a monthly fee of $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Cash Management pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Government Securities Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees

2013	SEMIANNUAL REPORT	83

may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund, other than Cash Management, may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended March 31, 2013, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC				Commissions Paid(1)
		Class A	Class B	Class C

Bond Fund	$522	$3	$3	$2		$333
Cash Management	—	5	4	—	*	16,075
Global Bond Fund	295	1	2	—	*	192
Government Securities Fund	88	1	3	1		64
High Income Fund	1,225	1	3	3		800
Municipal Bond Fund	496	3	1	5		376
Municipal High Income Fund	615	2	1	3		448

*	Not shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. During the period ended March 31, 2013, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Global Bond Fund	$88
Government Securities Fund	96
High Income Fund	124
Municipal Bond Fund	100
Municipal High Income Fund	100

For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended March 31, 2013, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Bond Fund	$105
Government Securities Fund	41
Municipal Bond Fund	63
Municipal High Income Fund	12

WRIMCO has voluntarily agreed to reimburse sufficient expenses of any class of Cash Management to maintain a minimum annualized yield of 0.02%. This reimbursement serves to reduce shareholder servicing and/or distribution and service fees. For the period ended March 31, 2013, the following expenses were reimbursed:

Cash Management, Class A	$3,009
Cash Management, Class B	7
Cash Management, Class C	35

Any amounts due to the funds as a reimbursement but not paid as of March 31, 2013 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

84	SEMIANNUAL REPORT	2013

6.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2013, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Bond Fund	$126,118	$167,629	$124,445	$82,145
Cash Management	—	—	—	—
Global Bond Fund	—	98,857	14,177	49,850
Government Securities Fund	72,094	—	81,184	—
High Income Fund	—	1,019,033	—	838,861
Municipal Bond Fund	—	86,674	—	28,354
Municipal High Income Fund	—	71,192	—	15,205

7.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Bond Fund				Cash Management
	Six months ended 3-31-13		Year ended 9-30-12		Six months ended 3-31-13		Year ended 9-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	34,756	$230,635	70,728	$461,737	2,419,636	$2,419,636	4,172,720	$4,172,720
Class B	107	707	405	2,626	888	888	4,183	4,183
Class C	389	2,580	1,048	6,833	1,441	1,441	3,756	3,756
Class Y	445	2,956	2,266	14,681	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	3,034	20,095	6,483	42,202	112	112	211	211
Class B	9	58	31	199	— *	— *	1	1
Class C	23	153	55	361	1	1	1	1
Class Y	75	499	251	1,629	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(32,059)	(212,358)	(45,534)	(297,054)	(2,367,359)	(2,367,359)	(4,210,809)	(4,210,809)
Class B	(297)	(1,968)	(883)	(5,751)	(1,670)	(1,670)	(6,220)	(6,220)
Class C	(492)	(3,263)	(762)	(4,969)	(2,287)	(2,287)	(7,761)	(7,761)
Class Y	(327)	(2,169)	(6,030)	(39,279)	N/A	N/A	N/A	N/A
Net increase (decrease)	5,663	$37,925	28,058	$183,215	50,762	$50,762	(43,918)	$(43,918)

	Global Bond Fund				Government Securities Fund
	Six months ended 3-31-13		Year ended 9-30-12		Six months ended 3-31-13		Year ended 9-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	24,664	$98,730	40,533	$160,537	9,629	$55,860	24,222	$141,135
Class B	110	441	279	1,098	31	178	141	822
Class C	450	1,800	572	2,259	335	1,946	622	3,628
Class Y	1,010	4,048	6,508	25,582	215	1,246	3,242	18,833
Shares issued in reinvestment of distributions to shareholders:
Class A	5,755	22,861	8,188	32,304	984	5,703	2,086	12,143
Class B	34	132	55	217	4	22	13	74
Class C	83	329	125	494	16	95	34	201
Class Y	325	1,293	578	2,278	47	276	205	1,194
Shares redeemed:
Class A	(24,032)	(96,196)	(51,294)	(202,933)	(14,106)	(81,598)	(18,763)	(109,343)
Class B	(338)	(1,349)	(914)	(3,612)	(137)	(796)	(373)	(2,173)
Class C	(605)	(2,422)	(1,331)	(5,262)	(386)	(2,239)	(597)	(3,479)
Class Y	(652)	(2,609)	(8,481)	(33,508)	(290)	(1,680)	(4,891)	(28,502)
Net increase (decrease)	6,804	$27,058	(5,182)	$(20,546)	(3,658)	$(20,987)	5,941	$34,533

2013	SEMIANNUAL REPORT	85

	High Income Fund				Municipal Bond Fund
	Six months ended 3-31-13		Year ended 9-30-12		Six months ended 3-31-13		Year ended 9-30-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	28,603	$216,470	48,176	$343,807	14,668	$113,764	27,435	$207,155
Class B	148	1,117	404	2,886	21	164	60	456
Class C	1,057	7,991	1,872	13,421	608	4,714	1,426	10,773
Class Y	5,168	39,026	15,132	111,428	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	7,853	59,487	14,600	103,980	1,667	12,922	3,695	27,837
Class B	56	424	134	953	2	14	6	41
Class C	170	1,286	289	2,060	31	242	61	460
Class Y	1,253	9,494	1,441	10,254	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(22,944)	(173,830)	(38,223)	(270,430)	(9,230)	(71,600)	(14,543)	(109,816)
Class B	(389)	(2,948)	(944)	(6,676)	(41)	(315)	(123)	(927)
Class C	(710)	(5,369)	(1,315)	(9,246)	(339)	(2,623)	(483)	(3,632)
Class Y	(1,296)	(9,848)	(6,964)	(48,105)	N/A	N/A	N/A	N/A
Net increase	18,969	$143,300	34,602	$254,332	7,387	$57,282	17,534	$132,347

	Municipal High Income Fund
	Six months ended 3-31-13		Year ended 9-30-12
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	18,182	$92,116	34,638	$169,239
Class B	28	143	50	244
Class C	1,100	5,569	2,696	13,196
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	3,063	15,513	6,182	30,276
Class B	6	32	17	84
Class C	103	523	195	956
Class Y	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(10,619)	(53,803)	(18,452)	(90,204)
Class B	(61)	(311)	(183)	(894)
Class C	(673)	(3,406)	(1,002)	(4,905)
Class Y	N/A	N/A	N/A	N/A
Net increase	11,129	$56,376	24,141	$117,992

8.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2013, High Income Fund had outstanding bridge loan commitments of $94,457,000. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations.

9.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Bond Fund	$1,557,537	$119,664	$16,581	$103,083
Cash Management	1,120,534	—	—	—
Global Bond Fund	868,029	37,560	25,369	12,191
Government Securities Fund	447,308	20,068	394	19,674
High Income Fund	1,951,250	111,728	9,545	102,183
Municipal Bond Fund	916,961	96,390	3,773	92,617
Municipal High Income Fund	819,786	80,341	29,730	50,611

86	SEMIANNUAL REPORT	2013

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2012 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred

Bond Fund	$45,323	$2,150	$—	$—	$—	$1,346	$—
Cash Management	215	168	—	—	—	—	—
Global Bond Fund	35,908	8,490	—	1,003	—	—	—
Government Securities Fund	9,724	123	4,188	2,217	—	—	—
High Income Fund	124,934	1,259	—	—	—	—	—
Municipal Bond Fund	31,775	1,197	—	—	—	—	—
Municipal High Income Fund	36,537	380	—	—	—	2,882	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is September 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a RIC during the year ended September 30, 2012:

	Pre-Enactment							Post-Enactment
Fund	2013	2014	2015	2016	2017	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Bond Fund	$—	$—	$—	$—	$—	$4,462	$—	$—	$—
Cash Management	—	—	—	—	—	202	215	—	—
Global Bond Fund	—	—	—	—	—	—	—	—	—
Government Securities Fund	—	—	—	—	—	—	—	—	—
High Income Fund	—	—	—	—	2,729	17,192	—	—	—
Municipal Bond Fund	—	115	1,919	—	—	53	56	596	—
Municipal High Income Fund	5,048	—	420	—	504	16,061	—	—	—

10.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

2013	SEMIANNUAL REPORT	87

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

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90	SEMIANNUAL REPORT	2013

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2013	SEMIANNUAL REPORT	91

SEMIANN-WRA-FI (3-13)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: June 7, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: June 7, 2013